Annual Report
October 31, 1999

CitiSelect(R) Portfolios


BUILT FOR
    TODAY'S INVESTOR

CitiSelect(R) Folio 100 Income
CitiSelect(R) Folio 200 Conservative
CitiSelect(R) Folio 300 Balanced
CitiSelect(R) Folio 400 Growth
CitiSelect(R) Folio 500 Growth Plus


Asset Allocation Funds Designed to Make Your Money Work


INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
CitiSelect Portfolios Q.A                                                      3
--------------------------------------------------------------------------------
Risk Reward Trade-Off                                                          4
--------------------------------------------------------------------------------
Fund Facts                                                                     5
--------------------------------------------------------------------------------
Portfolio Highlights                                                           6
--------------------------------------------------------------------------------
Fund Performance                                                               7
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                          12
--------------------------------------------------------------------------------
Statements of Operations                                                      14
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           16
--------------------------------------------------------------------------------
Financial Highlights                                                          18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  29
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiSelect Portfolios Shareholder:

    The stock and bond markets around the world provided volatile and mixed returns during the 12-month reporting period ended October 31, 1999. U.S. large cap equities continued to be among the best performing sectors. International and small cap growth equities rebounded from their previous doldrums and also provided competitive returns. U.S. small cap value stocks, U.S. fixed income, high yield bonds and international bonds all had flat or negative returns during the reporting period. The diversification strategy that is the essence of CitiSelect Portfolios' (the "Funds") investment approach helped performance by providing a cushion against the underperforming markets. Yet, overall, management is disappointed by the Funds' returns since they are below their expected long-term performance. And while no guarantees can be made, management continues to believe that for long-term investors, the Funds' diversification strategy should provide attractive returns while managing risk.

    Throughout the reporting period, the Funds' investment adviser, Citibank, N.A., continued to manage the Funds according to their individual investment objectives and risk characteristics. Accordingly, on a relative basis, CitiSelect Folio 500 Growth Plus produced the highest returns with the greatest level of risk, while CitiSelect Folios 400 Growth, 300 Balanced and 200 Conservative provided incrementally lower returns and risks, respectively. CitiSelect Folio 100 Income, which began operations on May 3, 1999 and invests primarily in fixed income securities, provided the lowest returns with the least risk.

    This report reviews the Funds' investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on and outlook for the financial markets. An interview with Senior Portfolio Manager Richard Goldman appears on page 3 of this report. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation.





/S/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    THE LARGE CAP MARKET CONTINUED TO REPORT HIGH RETURNS DURING THE REPORTING PERIOD, LARGELY DUE TO A REBOUND FROM THE GLOBAL MARKET SELL-OFF, PRECIPITATED BY THE INTERNATIONAL CURRENCY AND CREDIT CRISIS THAT STARTED IN THE SUMMER OF 1998. While the economic and market conditions that fueled the domestic stock market's rise over the past few years have remained largely intact -- including strong economic growth, low inflation, robust consumer spending and, more recently, rising demand for U.S. exports -- many investors have become concerned that inflationary pressures might resurface. In fact, in an attempt to forestall a potential reacceleration of inflation, the Federal Reserve Board (the "Fed") raised interest rates twice during the summer of 1999.

    These economic conditions stand in stark contrast to the trends that prevailed when the reporting period began. In November 1998, the Fed completed a series of interest rate cuts that were intended to stimulate global economic growth, which was threatened by the spread of an international currency and credit crisis, and to help insulate the U.S. economy from the adverse effects of a global economic slowdown. The Fed's strategy and the strategy of other central banks around the world were apparently effective. Many overseas economies began to recover in 1999 and the U.S. economy continued to grow.

    AS PREVIOUSLY NOTED, CHANGING ECONOMIC CONDITIONS RAISED INFLATION CONCERNS AMONG BOTH EQUITY AND FIXED-INCOME INVESTORS WORLDWIDE. According to management, the U.S. equity markets were characterized by higher levels of volatility primarily due to concerns regarding the direction and magnitude of interest rate changes and economic growth.

    Although growth and value stocks both provided positive returns in the U.S. market, value stocks underperformed growth stocks. As a result, the performance of the growth sector was a more positive contributor to the Funds' performance. Despite relative valuations that have widened to historical proportions relative to growth stocks, investors have for the most part continued to avoid value stocks. It is the opinion of management that the degree to which small cap stocks and value stocks have underperformed growth stocks cannot continue indefinitely, thereby making the small cap and value sectors attractive investment opportunities.

    In the U.S. fixed income markets, most bond prices declined as a result of higher interest rates. This was especially true for U.S. Treasury and government agency securities, which declined sharply in price. While higher yielding sectors of the bond market, such as corporate bonds, also experienced lower prices, they generally suffered less severe declines.

    AFTER SEVERAL YEARS OF UNDERPERFORMANCE RELATIVE TO U.S. STOCKS, THE INTERNATIONAL STOCK MARKETS REPRESENTED ONE OF THE BETTER PERFORMING AREAS IN WHICH THE FUNDS INVEST. Returns in Asia and Japan were especially attractive, largely because of higher inflows of capital, as those regions began to recover from the severe economic and financial problems that had previously constrained their performance. European stocks also provided positive returns in local currency terms, but prices generally remained flat for U.S. investors after accounting for the effects of currency relationships.

    Looking ahead, the CitiSelect management team expects heightened market volatility to continue in the world's financial markets through the end of 1999. Management also believes that investor uncertainty regarding inflation and interest rates may be compounded by Y2K-related concerns as year-end approaches. Over the long term, however, management remains convinced that conditions remain generally positive for both stocks and bonds and investing across all of these markets makes good long-term sense. According to management, when prevailing uncertainty dissipates, investors over time should once again recognize the compelling values offered by several market sectors, including value, small cap and international stocks.


Please note that international investing involves certain risks, such as currency fluctuations, differing accounting and financial disclosure standards and the potential for adverse political developments.

CITISELECT PORTFOLIOS Q.A.


AN INTERVIEW WITH SENIOR PORTFOLIO MANAGER
RICHARD GOLDMAN

[Photo Omitted)

    RICHARD GOLDMAN WAS APPOINTED SENIOR PORTFOLIO MANAGER OF CITISELECT(R) PORTFOLIOS ON JANUARY 4, 1999. RICH, WHO HAS BEEN A MEMBER OF THE FUNDS'
INVESTMENT  MANAGEMENT  TEAM SINCE  THEIR  INCEPTION,  HAS MORE THAN 14 YEARS OF
INVESTMENT EXPERIENCE AND HOLDS A B.S. FROM LEHIGH UNIVERSITY AND AN MBA FROM NEW YORK UNIVERSITY. WE RECENTLY HAD THE PLEASURE OF SPEAKING WITH RICH ABOUT CITISELECT PORTFOLIOS WHEREIN HE DISCUSSED IN DETAIL HIS INVESTMENT APPROACH.

Q: RICH, WHAT ARE THE DIFFERENCES BETWEEN THE VARIOUS FUNDS' INVESTMENT ALLOCATIONS?

RICH: Each Fund is designed to achieve the highest returns possible while keeping risk at or below a desired level. Accordingly, we allocate the investments differently in each Fund. Although ranges may vary, under normal conditions the most aggressive, CitiSelect Folio 500 Growth Plus, has a 75%-100% equity asset class range while the most conservative Fund, CitiSelect Folio 100 Income has a 0%-20% equity asset class range. Being a more conservative fund, more of Folio 100's assets are targeted to the relatively conservative fixed income asset classes. Your investment objective, time frame and comfort level with risk should help you decide which Fund may be right for you. As a general rule, the longer your investment time frame and the more tolerant you are of risk, the more aggressive you can be.

As its name implies, CitiSelect Folio 100 Income's primary objective is income, whereas the other Funds are total-return oriented, offering investors varying degrees of exposure to the equity markets.

Q: IN YOUR VIEW, WHAT ARE SOME OF THE BENEFITS OF INVESTING IN CITISELECT PORTFOLIOS?

RICH: CitiSelect Portfolios allow individual investors to take advantage of the potential benefits provided by diversifying across many asset classes worldwide. Until recently, only very large and sophisticated institutional investors had enough assets to invest this broadly. Another benefit is that we maintain what we believe is the optimum asset allocation mix needed to achieve each Fund's stated investment objective. Investors also receive broad diversification and the services of seasoned managers with expertise in specific markets in one convenient investment.

Q: IN 1999, YOUR INVESTMENT TEAM MADE SOME ADJUSTMENTS TO THE ASSET CLASS MIX, PARTICULARLY IN SMALL CAP AND INTERNATIONAL STOCKS. WHAT IMPACT DID THOSE ADJUSTMENTS HAVE ON THE FUNDS' PERFORMANCE?

RICH: Our primary adjustment was to eliminate cash as a separate asset class. This was done to broaden the Funds' overall exposure to the capital markets and increase their return potential. We also modestly reduced the Funds' exposure to the small cap sector to help dampen the effects of volatility in that asset class. And while past performance is not indicative of future results, we are pleased with the restructuring to date.

Q: RICH, CITISELECT FOLIO 100 INCOME WAS RECENTLY ADDED TO CITISELECT WITH 90% OF ITS ASSETS IN A DIVERSE ARRAY OF BONDS AND 10% IN STOCKS. WHY WAS THIS FUND ADDED?

RICH: Investors today are seeking other options to earn income. We think that even the most conservative investors can benefit from bond fund diversification as well as a modest exposure to the large-cap sector of the equity markets. In addition, the ten percent equity exposure of Folio 100 Income can help provide better inflation-adjusted returns while still seeking to generate competitive levels of income.

Q: RICH, WHAT DO YOU LIKE MOST ABOUT BEING A PORTFOLIO MANAGER?

RICH: Being a portfolio manager is exciting. I view recent momentous events such as globalization and technology advances as opportunities to improve the performance of CitiSelect Portfolios. In my opinion, my line of work lets me be both a scientist and an artist. The science is applying solid quantitative disciplines to identify investment opportunities and the art is sifting through the research to arrive at, hopefully, the right investment decision.

RICH, THANK YOU FOR SPENDING SOME TIME WITH US TODAY.

RISK REWARD TRADE-OFF

CitiSelect portfolios use a proprietary asset allocation which seeks an optimal mix of stocks, bonds and cash to help maximize potential return (without sales charge) for any given level of risk. CitiSelect Folio 100 Income and CitiSelect Folio 200 Conservative have the lowest risk level -- and the lowest returns. CitiSelect Folio 300 Balanced scores slightly higher on both counts, followed by CitiSelect Folio 400 Growth, then CitiSelect Folio 500 Growth Plus.


[The following table represents a chart in the printed material]

                        CitiSelect             CitiSelect               CitiSelect            CitiSelect           CitiSelect
       Date             Folio 100               Folio 200               Folio 300             Folio 400            Folio 500
       ----         --------------------     --------------------    -------------------   -----------------      ---------------
    06/17/1996                                     $10,000                 $10,000               $10,000
    06/30/1996                                      $9,569                 $9,569                $9,491
    07/31/1996                                      $9,455                 $9,369                $9,215
    08/31/1996                                      $9,670                 $9,655                $9,605               $10,000
    09/30/1996                                      $9,857                 $9,889                $9,880               $9,719
    10/31/1996                                      $9,938                 $9,966                $9,918               $9,709
    11/30/1996                                     $10,203                 $10,321               $10,346              $10,156
    12/31/1996                                     $10,159                 $10,277               $10,340              $10,184
    01/31/1997                                     $10,212                 $10,354               $10,435              $10,308
    02/28/1997                                     $10,169                 $10,296               $10,368              $10,261
    03/31/1997                                      $9,984                 $10,074               $10,120              $10,032
    04/30/1997                                     $10,013                 $10,113               $10,082              $9,984
    05/31/1997                                     $10,430                 $10,643               $10,770              $10,756
    06/30/1997                                     $10,654                 $10,947               $11,161              $11,185
    07/31/1997                                     $10,848                 $11,227               $11,439              $11,509
    08/31/1997                                     $10,789                 $11,111               $11,305              $11,366
    09/30/1997                                     $11,119                 $11,536               $11,880              $11,976
    10/31/1997                                     $10,993                 $11,314               $11,506              $11,509
    11/30/1997                                     $10,974                 $11,304               $11,449              $11,471
    12/31/1997                                     $10,974                 $11,290               $11,399              $11,405
    01/31/1998                                     $10,994                 $11,300               $11,369              $11,366
    02/28/1998                                     $11,335                 $11,780               $12,039              $12,164
    03/31/1998                                     $11,506                 $12,030               $12,394              $12,611
    04/30/1998                                     $11,576                 $12,100               $12,483              $12,689
    05/31/1998                                     $11,435                 $11,890               $12,148              $12,290
    06/30/1998                                     $11,506                 $11,970               $12,197              $12,339
    07/31/1998                                     $11,295                 $11,650               $11,724              $11,765
    08/31/1998                                     $10,684                 $10,731               $10,345              $9,995
    09/30/1998                                     $11,015                 $11,070               $10,640              $10,171
    10/31/1998                                     $11,305                 $11,470               $11,192              $10,803
    11/30/1998                                     $11,446                 $11,670               $11,487              $11,182
    12/31/1998                                     $11,736                 $12,034               $11,916              $11,587
    01/31/1999                                     $11,725                 $11,990               $11,786              $11,390
    02/28/1999                                     $11,351                 $11,532               $11,233              $10,852
    03/31/1999                                     $11,479                 $11,707               $11,461              $11,131
    04/30/1999             $10,000                 $11,714                 $12,045               $11,970              $11,752
    05/31/1999             $9,477                  $11,607                 $11,936               $11,873              $11,628
    06/30/1999             $9,503                  $11,734                 $12,196               $12,241              $12,135
    07/31/1999             $9,419                  $11,616                 $12,098               $12,166              $12,093
    08/31/1999             $9,384                  $11,541                 $11,988               $12,079              $12,021
    09/30/1999             $9,441                  $11,513                 $11,912               $11,938              $11,835
    10/31/1999             $9,452                  $11,546                 $11,989               $12,035              $11,969
-----------------------------------------------------------------------------------------------------------------------------

This graph shows how the performance of each CitiSelect Portfolio compares to the other CitiSelect Portfolios over the same period.

+ CitiSelect Folio 100 Income commenced operations on May 3, 1999.

The following is a details table pertaining to the shareholder vote by proposals:

                                                CITISELECT FOLIO 200 CONSERVATIVE               CITISELECT FOLIO 300 BALANCED
------------------------------------------------------------------------------------------------------------------------------------
                                                FOR           AGAINST     ABSTAIN                FOR         AGAINST        ABSTAIN
                                                ---           -------     -------                ---         -------        -------
1.  An agreement between Mutual
Management Corp. and Asset
Allocation Portfolios                        10,362,581       183,878     1,110,603           17,931,000       881,646     2,106,789

2.  An agreement between Salomon
Brothers Asset Management Limited
and Asset Allocation Portfolios              10,343,625       244,154     1,069,285           17,889,301       969,541     2,060,592

3. To vote on the transfer of
assets to U.S. Fixed Income Portfolio        10,313,630       207,325     1,136,108           17,721,181       889,564     2,308,691

4. To vote on the the selection
of PricewaterhouseCoopers LLP as the
independent accountants                      10,656,370        81,774       918,918           18,324,021       737,000     1,858,414


                                                   CITISELECT FOLIO 400 GROWTH                    CITISELECT FOLIO 500 GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------------
                                                FOR           AGAINST     ABSTAIN                FOR         AGAINST        ABSTAIN
                                                ---           -------     -------                ---         -------        -------
1.  An agreement between Mutual
Management Corp. and Asset
Allocation Portfolios                        17,679,043       767,131     2,215,644            6,957,554       384,068       818,644

2.  An agreement between Salomon
Brothers Asset Management Limited
and Asset Allocation Portfolios              17,788,642       629,114     2,244,062            6,990,356       414,396       755,514

3. To vote on the transfer of
assets to U.S. Fixed Income Portfolio        17,681,998       663,543     2,316,277            6,927,455       405,100       827,711

4. To vote on the the selection
of PricewaterhouseCoopers LLP as the
independent accountants                      18,395,008       442,735     1,824,074            7,178,357       247,390       734,519
------------------------------------------------------------------------------------------------------------------------------------

FUND FACTS

MANAGER
Citibank N.A.

SUBADVISERS
Franklin Advisory Services, Inc. -- Small Cap Value Portfolio
Hotchkis and Wiley -- International Portfolio
SSB Citi Fund Management LLC -- Large Cap Value Portfolio
Salomon Brothers Asset Management Inc. -- High Yield Bond Portfolio Salomon Brothers Asset Management Ltd. -- Foreign Bond Portfolio

CITISELECT FOLIO 100 INCOME

FUND OBJECTIVE
As high a level of current income as is consistent with a dominant emphasis on fixed income securities and a small allocation to equity securities.

COMMENCEMENT OF OPERATIONS                       DIVIDENDS
May 3, 1999                                      Declared daily; paid monthly
NET ASSETS AS OF 10/31/99                        CAPITAL GAINS
$321,560 Class A                                 Paid annually, if any
$197,217 Class B

CITISELECT FOLIO 200 CONSERVATIVE

FUND OBJECTIVE
As high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities.

COMMENCEMENT OF OPERATIONS                       DIVIDENDS
June 17, 1996                                    Paid quarterly, if any
NET ASSETS AS OF 10/31/99                        CAPITAL GAINS
$95.9 million Class A                            Paid annually, if any
$858,817 Class B

CITISELECT FOLIO 300 BALANCED

FUND OBJECTIVE
As high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

COMMENCEMENT OF OPERATIONS                       DIVIDENDS
June 17, 1996                                    Paid quarterly, if any
NET ASSETS AS OF 10/31/99                        CAPITAL GAINS
$163.6 million Class A                           Paid annually, if any
$932,953 Class B

CITISELECT FOLIO 400 GROWTH

FUND OBJECTIVE
As high a total return over time as is consistent with a primary emphasis on equity securities and a secondary emphasis on fixed income securities.

COMMENCEMENT OF OPERATIONS                       DIVIDENDS
June 17, 1996                                    Paid annually, if any
NET ASSETS AS OF 10/31/99                        CAPITAL GAINS
$183.6 million Class A                           Paid annually, if any
$797,107 Class B

CITISELECT FOLIO 500 GROWTH PLUS

FUND OBJECTIVE
As high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities.

COMMENCEMENT OF OPERATIONS                       DIVIDENDS
September 3, 1996                                Paid annually, if any
NET ASSETS AS OF 10/31/99                        CAPITAL GAINS
$75.8 million Class A                            Paid annually, if any
$314,339 Class B

PORTFOLIO HIGHLIGHTS

TOP FIVE SECURITIES (STOCKS)

LARGE CAP GROWTH PORTFOLIO

COMPANY                                                INDUSTRY                                                     % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                   Conglomerates                                                     9.08%
Microsoft Corp.                                        Computer Software                                                 6.63%
Cisco Systems                                          Computer & Telecommunications Equipment                           4.91%
Lucent Technologies                                    Computer & Telecommunications Equipment                           4.32%
Wal-Mart Stores Inc.                                   Retail                                                            4.43%

LARGE CAP VALUE PORTFOLIO

COMPANY                                                INDUSTRY                                                     % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                  Finance                                                           3.69%
Enron Corp.                                            Utilities                                                         3.53%
Mobil Corp.                                            Energy                                                            3.50%
General Electric Co.                                   Capital Goods                                                     3.45%
Williams Companies Inc.                                Utilities                                                         3.09%


SMALL CAP GROWTH PORTFOLIO

COMPANY                                                INDUSTRY                                                     % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                              Technology Services                                               3.32%
Macromedia, Inc.                                       Electronics/Technical Services                                    2.57%
Roberts Pharmaceutical Corp.                           Health Services                                                   2.49%
Pinnicle Holdings, Inc.                                Electronics/Technical Services                                    2.46%
Westwood One, Inc.                                     Consumer Services                                                 2.17%

SMALL CAP VALUE PORTFOLIO

COMPANY                                                INDUSTRY                                                     % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                   Producer Manufacturing                                            4.34%
Timberland Co.                                         Consumer Non-Durables                                             3.58%
Presidential Life Corp.                                Finance                                                           3.56%
Timken Co.                                             Producer Manufacturing                                            3.16%
RPM Inc.                                               Process Industries                                                2.63%


DOMESTIC FIXED INCOME

HIGH YIELD PORTFOLIO

COMPANY                                                INDUSTRY                                                     % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Safety Kleen Services, Inc.                            Services/Other                                                    2.44%
Triarc Consumer Products Group                         Consumer Products/Tobacco                                         2.41%
P&L Coal Holdings Corp.                                Metals/Mining/Steel                                               2.40%
Telewest PLC                                           Cable & Other Media                                               2.37%
Waterford Gaming Finance Corp.                         Gaming                                                            2.37%


DOMESTIC FIXED INCOME

U.S. FIXED INCOME PORTFOLIO

INSTRUMENTS                                                                                                         % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Mortgage and Asset Backed Securities                                                                                    59.10%
Corporate Bonds                                                                                                         32.90%
U.S. Treasury Issues                                                                                                    21.30%
Short Term Obligations                                                                                                   2.10%
Preferred Stock                                                                                                          1.15%

TOP 5 COUNTRIES (INTERNATIONAL ASSET CLASSES)

FOREIGN BOND PORTFOLIO

COUNTRY                                                                                                             % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Japan                                                                                                                   27.60%
Greece                                                                                                                  14.30%
Germany                                                                                                                 11.30%
United States (excludes short-term)                                                                                      9.10%
Great Britain                                                                                                            9.00%


INTERNATIONAL PORTFOLIO

COUNTRY                                                                                                             % NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Great Britain                                                                                                           25.40%
Germany                                                                                                                 10.10%
France                                                                                                                   9.80%
Netherlands                                                                                                              8.80%
Switzerland                                                                                                              8.50%

FUND PERFORMANCE CITISELECT FOLIO 100 INCOME
TOTAL RETURNS
                                                                       SINCE
                                                                      5/3/99
ALL PERIODS ENDED OCTOBER 31, 1999                                  INCEPTION**
--------------------------------------------------------------------------------
CitiSelect(R) Folio 100 Income (Class A)
   without sales charge                                              (1.03)%
CitiSelect(R) Folio 100 Income (Class A)
   with a maximum sales charge of 4.50%                              (5.48)%
Composite Benchmark+ (Class A)                                       (0.66)%
CitiSelect(R) Folio 100 Income (Class B)
   without deferred sales charge                                     (1.16)%
CitiSelect(R) Folio 100 Income (Class B)
   with a maximum deferred sales charge of 4.50%                     (5.61)%
Composite Benchmark+ (Class B)                                       (0.66)%

**Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would be worth $9,452 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a chart in the printed material]

       DATE               CITISELECT FOLIO 100       S&P 500 INDEX           COMPOSITE BENCHMARK        LEHMAN AGGREGATE BOND INDEX
       ----               --------------------       -------------           -------------------        ---------------------------
    04/30/1999                   $10,000                $10,000                    $10,000                        $10,000
    05/31/1999                   $9,477                 $9,764                     $9,884                          $9,912
    06/30/1999                   $9,503                 $10,306                    $9,911                          $9,880
    07/31/1999                   $9,419                 $9,984                     $9,856                          $9,838
    08/31/1999                   $9,384                 $9,934                     $9,823                          $9,833
    09/30/1999                   $9,441                 $9,662                     $9,860                          $9,947
    10/31/1999                   $9,452                 $10,273                    $9,934                          $9,984


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. Investors may not invest directly in an index or in the Composite Benchmark.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 10/31/99: S&P 500 Index -- Large Cap Stocks (10%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (70%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 200 CONSERVATIVE
TOTAL RETURNS
                                                                      SINCE
                                                         ONE         6/17/96
ALL PERIODS ENDED OCTOBER 31, 1999                      YEAR       INCEPTION*
--------------------------------------------------------------------------------

CitiSelect(R) Folio 200 Conservative (Class A)
   without sales charge                                2.13%          5.79%
CitiSelect(R)Folio 200 Conservative (Class A)
   with a maximum sales charge of 4.50%               (2.47)%         4.35%
Composite Benchmark+ (Class A)                         5.94%          8.74%
CitiSelect(R) Folio 200 Conservative (Class B)
   without deferred sales charge                         --          (2.13)%#**
CitiSelect(R) Folio 200 Conservative (Class B)
   with a maximum deferred sales charge of 4.50%         --          (6.53)%#**
Composite Benchmark+ (Class B)                           --           1.54%**

 * Average Annual Total Return
** Not Annualized
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,546 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.

[The following table represents a chart in the printed material]

      DATE             CITISELECT FOLIO 200          S&P 500 INDEX        COMPOSITE BENCHMARK          LEHMAN AGGREGATE BOND INDEX
      ----             --------------------          -------------        -------------------          ---------------------------
   06/17/1996                $10,000                    $10,000                 $10,000                          $10,000
   06/30/1996                 $9,569                    $10,086                 $10,023                          $10,134
   07/31/1996                 $9,455                     $9,640                 $9,882                           $10,161
   08/31/1996                 $9,670                     $9,844                 $10,026                          $10,144
   09/30/1996                 $9,857                    $10,397                 $10,222                          $10,321
   10/31/1996                 $9,938                    $10,684                 $10,324                          $10,550
   11/30/1996                $10,203                    $11,490                 $10,592                          $10,730
   12/31/1996                $10,159                    $11,263                 $10,572                          $10,630
   01/31/1997                $10,212                    $11,966                 $10,618                          $10,663
   02/28/1997                $10,169                    $12,060                 $10,588                          $10,690
   03/31/1997                 $9,984                    $11,566                 $10,425                          $10,571
   04/30/1997                $10,013                    $12,255                 $10,520                          $10,730
   05/31/1997                $10,430                    $13,000                 $10,941                          $10,832
   06/30/1997                $10,654                    $13,583                 $11,174                          $10,961
   07/31/1997                $10,848                    $14,662                 $11,403                          $11,257
   08/31/1997                $10,789                    $13,841                 $11,310                          $11,161
   09/30/1997                $11,119                    $14,598                 $11,656                          $11,325
   10/31/1997                $10,993                    $14,111                 $11,572                          $11,489
   11/30/1997                $10,974                    $14,764                 $11,592                          $11,542
   12/31/1997                $10,974                    $15,018                 $11,667                          $11,659
   01/31/1998                $10,994                    $15,183                 $11,749                          $11,808
   02/28/1998                $11,335                    $16,278                 $12,086                          $11,799
   03/31/1998                $11,506                    $17,111                 $12,253                          $11,839
   04/30/1998                $11,576                    $17,286                 $12,366                          $11,901
   05/31/1998                $11,435                    $16,989                 $12,261                          $12,014
   06/30/1998                $11,506                    $17,678                 $12,363                          $12,116
   07/31/1998                $11,295                    $17,491                 $12,224                          $12,141
   08/31/1998                $10,684                    $14,962                 $11,652                          $12,339
   09/30/1998                $11,015                    $15,921                 $12,119                          $12,628
   10/31/1998                $11,305                    $17,216                 $12,520                          $12,561
   11/30/1998                $11,446                    $18,259                 $12,721                          $12,632
   12/31/1998                $11,736                    $19,311                 $13,063                          $12,670
   01/31/1999                $11,725                    $20,119                 $13,154                          $12,760
   02/28/1999                $11,351                    $19,494                 $12,780                          $12,537
   03/31/1999                $11,479                    $20,273                 $12,965                          $12,606
   04/30/1999                $11,714                    $21,059                 $13,301                          $12,675
   05/31/1999                $11,607                    $20,561                 $13,150                          $12,564
   06/30/1999                $11,734                    $21,703                 $13,298                          $12,524
   07/31/1999                $11,616                    $21,025                 $13,201                          $12,470
   08/31/1999                $11,541                    $20,920                 $13,108                          $12,463
   09/30/1999                $11,513                    $20,347                 $13,107                          $12,608
   10/31/1999                $11,546                    $21,634                 $13,263                          $12,655




The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 10/31/99: S&P 500 Index -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (10%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (40%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 300 BALANCED
TOTAL RETURNS

                                                                                SINCE
                                                               ONE             6/17/96
ALL PERIODS ENDED OCTOBER 31, 1999                            YEAR           INCEPTION*
-----------------------------------------------------------------------------------------
CitiSelect(R) Folio 300 Balanced (Class A)
   without sales charge                                      4.52%             6.98%
CitiSelect(R)Folio 300 Balanced (Class A)
   with a maximum sales charge of 4.50%                     (0.18)%            5.53%
Composite Benchmark+ (Class A)                               8.92%            10.37%

Citiselect(r) Folio 300 Balanced (Class B)
   without deferred sales charge                               --             (0.99)%#**
CitiSelect(R) Folio 300 Balanced (Class B)
   with a maximum deferred sales charge of 4.50%               --             (5.44)%#**
Composite Benchmark+ (Class B)                                 --              2.89%**

** Average Annual Total Return
** Not Annualized
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,989 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.

[The following table represents a chart in the printed material]

      DATE             CITISELECT FOLIO 300          S&P 500 INDEX        COMPOSITE BENCHMARK        LEHMAN AGGREGATE BOND INDEX
      ----             --------------------          -------------        -------------------        ---------------------------
   06/17/1996                $10,000                    $10,000                 $10,000                        $10,000
   06/30/1996                 $9,569                    $10,086                 $10,018                        $10,134
   07/31/1996                 $9,369                     $9,640                 $9,790                         $10,161
   08/31/1996                 $9,655                     $9,844                 $9,966                         $10,144
   09/30/1996                 $9,889                    $10,397                 $10,216                        $10,321
   10/31/1996                 $9,966                    $10,684                 $10,313                        $10,550
   11/30/1996                $10,321                    $11,490                 $10,654                        $10,730
   12/31/1996                $10,277                    $11,263                 $10,624                        $10,630
   01/31/1997                $10,354                    $11,966                 $10,688                        $10,663
   02/28/1997                $10,296                    $12,060                 $10,651                        $10,690
   03/31/1997                $10,074                    $11,566                 $10,435                        $10,571
   04/30/1997                $10,113                    $12,255                 $10,557                        $10,730
   05/31/1997                $10,643                    $13,000                 $11,100                        $10,832
   06/30/1997                $10,947                    $13,583                 $11,409                        $10,961
   07/31/1997                $11,227                    $14,662                 $11,716                        $11,257
   08/31/1997                $11,111                    $13,841                 $11,550                        $11,161
   09/30/1997                $11,536                    $14,598                 $12,003                        $11,325
   10/31/1997                $11,314                    $14,111                 $11,815                        $11,489
   11/30/1997                $11,304                    $14,764                 $11,846                        $11,542
   12/31/1997                $11,290                    $15,018                 $11,941                        $11,659
   01/31/1998                $11,300                    $15,183                 $12,042                        $11,808
   02/28/1998                $11,780                    $16,278                 $12,506                        $11,799
   03/31/1998                $12,030                    $17,111                 $12,748                        $11,839
   04/30/1998                $12,100                    $17,286                 $12,873                        $11,901
   05/31/1998                $11,890                    $16,989                 $12,706                        $12,014
   06/30/1998                $11,970                    $17,678                 $12,836                        $12,116
   07/31/1998                $11,650                    $17,491                 $12,630                        $12,141
   08/31/1998                $10,731                    $14,962                 $11,738                        $12,339
   09/30/1998                $11,070                    $15,921                 $12,268                        $12,628
   10/31/1998                $11,470                    $17,216                 $12,805                        $12,561
   11/30/1998                $11,670                    $18,259                 $13,108                        $12,632
   12/31/1998                $12,034                    $19,311                 $13,556                        $12,670
   01/31/1999                $11,990                    $20,119                 $13,676                        $12,760
   02/28/1999                $11,532                    $19,494                 $13,189                        $12,537
   03/31/1999                $11,707                    $20,273                 $13,434                        $12,606
   04/30/1999                $12,045                    $21,059                 $13,891                        $12,675
   05/31/1999                $11,936                    $20,561                 $13,732                        $12,564
   06/30/1999                $12,196                    $21,703                 $14,021                        $12,524
   07/31/1999                $12,098                    $21,025                 $13,887                        $12,470
   08/31/1999                $11,988                    $20,920                 $13,745                        $12,463
   09/30/1999                $11,912                    $20,347                 $13,713                        $12,608
   10/31/1999                $11,989                    $21,634                 $13,946                        $12,655


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 10/31/99: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (15%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 400 GROWTH
TOTAL RETURNS

                                                                                          SINCE
                                                                   ONE                   6/17/96
ALL PERIODS ENDED OCTOBER 31, 1999                                YEAR                 INCEPTION*
---------------------------------------------------------------------------------------------------
CitiSelect(R) Folio 400 Growth (Class A)
   without sales charges                                         7.63%                   7.29%
CitiSelect(R)Folio 400 Growth (Class A)
   with a maximum sales charge of 5.00%                          2.25%                   5.68%
Composite Benchmark+ (Class A)                                  13.13%                  11.07%
CitiSelect(R) Folio 400 Growth (Class B)
   without deferred sales charge                                   --                    0.09%#**
CitiSelect(R) Folio 400 Growth (Class B)
   with a maximum deferred sales charge of 5.00%                   --                   (4.91)%#**
Composite Benchmark+ (Class B)                                     --                    4.85%**

** Average Annual Total Return
** Not Annualized
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,046 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.



[The following table represents a chart in the printed material]

      DATE             CITISELECT FOLIO 400          S&P 500 INDEX       COMPOSITE BENCHMARK          LEHMAN AGGREGATE BOND INDEX
      ----             --------------------          -------------       -------------------          ---------------------------

   06/17/1996                $10,000                    $10,000                $10,000                          $10,000
   06/30/1996                 $9,491                    $10,086                $9,987                           $10,134
   07/31/1996                 $9,215                     $9,640                $9,637                           $10,161
   08/31/1996                 $9,605                     $9,844                $9,868                           $10,144
   09/30/1996                 $9,880                    $10,397                $10,153                          $10,321
   10/31/1996                 $9,918                    $10,684                $10,187                          $10,550
   11/30/1996                $10,346                    $11,490                $10,580                          $10,730
   12/31/1996                $10,340                    $11,263                $10,577                          $10,630
   01/31/1997                $10,435                    $11,966                $10,618                          $10,663
   02/28/1997                $10,368                    $12,060                $10,567                          $10,690
   03/31/1997                $10,120                    $11,566                $10,320                          $10,571
   04/30/1997                $10,082                    $12,255                $10,424                          $10,730
   05/31/1997                $10,770                    $13,000                $11,130                          $10,832
   06/30/1997                $11,161                    $13,583                $11,529                          $10,961
   07/31/1997                $11,439                    $14,662                $11,865                          $11,257
   08/31/1997                $11,305                    $13,841                $11,648                          $11,161
   09/30/1997                $11,880                    $14,598                $12,228                          $11,325
   10/31/1997                $11,506                    $14,111                $11,863                          $11,489
   11/30/1997                $11,449                    $14,764                $11,869                          $11,542
   12/31/1997                $11,399                    $15,018                $11,976                          $11,659
   01/31/1998                $11,369                    $15,183                $12,082                          $11,808
   02/28/1998                $12,039                    $16,278                $12,718                          $11,799
   03/31/1998                $12,394                    $17,111                $13,047                          $11,839
   04/30/1998                $12,483                    $17,286                $13,180                          $11,901
   05/31/1998                $12,148                    $16,989                $12,913                          $12,014
   06/30/1998                $12,197                    $17,678                $13,041                          $12,116
   07/31/1998                $11,724                    $17,491                $12,731                          $12,141
   08/31/1998                $10,345                    $14,962                $11,388                          $12,339
   09/30/1998                $10,640                    $15,921                $11,900                          $12,628
   10/31/1998                $11,192                    $17,216                $12,597                          $12,561
   11/30/1998                $11,487                    $18,259                $13,026                          $12,632
   12/31/1998                $11,916                    $19,311                $13,591                          $12,670
   01/31/1999                $11,786                    $20,119                $13,704                          $12,760
   02/28/1999                $11,233                    $19,494                $13,122                          $12,537
   03/31/1999                $11,461                    $20,273                $13,423                          $12,606
   04/30/1999                $11,970                    $21,059                $14,045                          $12,675
   05/31/1999                $11,873                    $20,561                $13,838                          $12,564
   06/30/1999                $12,241                    $21,703                $14,260                          $12,524
   07/31/1999                $12,166                    $21,025                $14,132                          $12,470
   08/31/1999                $12,079                    $20,920                $13,972                          $12,463
   09/30/1999                $11,938                    $20,347                $13,915                          $12,608
   10/31/1999                $12,035                    $21,634                $14,247                          $12,655


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 10/31/99: S&P 500 Index -- Large Cap Stocks (25%); Russell 2000 Index -- Small Cap Stocks (25%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (10%); Salomon Bros. Non-$ World Gov't Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (10%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 500 GROWTH PLUS
TOTAL RETURNS

                                                                                        SINCE
                                                                 ONE                   9/3/96
ALL PERIODS ENDED OCTOBER 31, 1999                              YEAR                 INCEPTION*
-------------------------------------------------------------------------------------------------
CitiSelect(R) Folio 500 Growth Plus (Class A)
   without sales charge                                       10.80%                   7.59%
CitiSelect(R)Folio 500 Growth Plus (Class A)
   with a maximum sales charge of 5.00%                        5.26%                   5.86%
Composite Benchmark+ (Class A)                                17.07%                  13.61%
CitiSelect(R) Folio 500 Growth Plus (Class B)
   without deferred sales charge                                  --                   2.22%#**
CitiSelect(R) Folio 500 Growth Plus (Class B)
   with deferred sales charge of 5.00%                            --                  (2.89)%#**
Composite Benchmark+ (Class B)                                    --                   7.07%**

** Average Annual Total Return
** Not Annualized
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,969 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a chart in the printed material]

      DATE          CITISELECT FOLIO 500          LEHMAN BROS. AGGREGATE BOND INDEX       MSCI EAFE INDEX       COMPOSITE BENCHMARK
      ----          --------------------          ---------------------------------       ---------------       -------------------
   08/31/1996             $10,000                          $10,000                             $10,000                 $10,000
   09/30/1996              $9,719                          $10,029                             $10,315                 $10,356
   10/31/1996              $9,709                          $10,199                             $10,212                 $10,345
   11/30/1996             $10,156                          $10,316                             $10,621                 $10,787
   12/31/1996             $10,184                          $10,242                             $10,487                 $10,797
   01/31/1997             $10,308                          $9,826                              $10,122                 $10,853
   02/28/1997             $10,261                          $9,712                              $10,290                 $10,817
   03/31/1997             $10,032                          $9,650                              $10,330                 $10,553
   04/30/1997              $9,984                          $9,454                              $10,387                 $10,681
   05/31/1997             $10,756                          $9,802                              $11,065                 $11,492
   06/30/1997             $11,185                          $9,923                              $11,678                 $11,972
   07/31/1997             $11,509                          $9,664                              $11,870                 $12,388
   08/31/1997             $11,366                          $9,707                              $10,985                 $12,080
   09/30/1997             $11,976                          $9,943                              $11,603                 $12,758
   10/31/1997             $11,509                          $10,166                             $10,714                 $12,216
   11/30/1997             $11,471                          $9,905                              $10,607                 $12,236
   12/31/1997             $11,405                          $9,805                              $10,702                 $12,375
   01/31/1998             $11,366                          $9,872                              $11,195                 $12,516
   02/28/1998             $12,164                          $10,011                             $11,916                 $13,284
   03/31/1998             $12,611                          $9,846                              $12,285                 $13,717
   04/30/1998             $12,689                          $10,063                             $12,384                 $13,838
   05/31/1998             $12,290                          $10,047                             $12,328                 $13,510
   06/30/1998             $12,339                          $10,010                             $12,424                 $13,657
   07/31/1998             $11,765                          $10,022                             $12,553                 $13,287
   08/31/1998              $9,995                          $10,297                             $11,000                 $11,546
   09/30/1998             $10,171                          $10,972                             $10,666                 $11,985
   10/31/1998             $10,803                          $11,467                             $11,780                 $12,783
   11/30/1998             $11,182                          $11,233                             $12,387                 $13,344
   12/31/1998             $11,587                          $11,550                             $12,879                 $13,976
   01/31/1999             $11,390                          $11,369                             $12,844                 $14,114
   02/28/1999             $10,852                          $10,970                             $12,541                 $13,486
   03/31/1999             $11,131                          $11,099                             $13,068                 $13,846
   04/30/1999             $11,752                          $11,240                             $13,599                 $14,587
   05/31/1999             $11,628                          $11,211                             $12,902                 $14,312
   06/30/1999             $12,135                          $11,029                             $13,407                 $14,904
   07/31/1999             $12,093                          $11,012                             $13,810                 $14,775
   08/31/1999             $12,021                          $10,997                             $13,864                 $14,593
   09/30/1999             $11,835                          $11,056                             $14,006                 $14,517
   10/31/1999             $11,969                          $11,078                             $14,534                 $14,965


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as The Lehman Brothers Aggregate Bond Index or the Morgan Stanley EAFE Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 10/31/99: S&P 500 Index -- Large Cap Stocks (30%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (30%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (5.00%); Salomon Bros. High Yield Bond Index -- High Yield (5.00%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

CITISELECT PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                        CITISELECT                         CITISELECT
                                                                         FOLIO 100                          FOLIO 200
OCTOBER 31, 1999                                                          INCOME                          CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in, at value:
   Large Cap Growth Portfolio                                               $ 25,200                        $ 6,386,843
   Large Cap Value Portfolio                                                  25,345                          7,725,668
   Small Cap Growth Portfolio                                                     --                          4,931,686
   Small Cap Value Portfolio                                                      --                          5,228,437
   International Portfolio                                                        --                          5,081,003
   U.S. Fixed Income Portfolio                                               335,454                         38,126,491
   Foreign Bond Portfolio                                                         --                         10,754,179
   High Yield Portfolio                                                       95,368                         19,537,211
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (Note 1A)                                                  481,367                         97,771,518
Receivable from Sub-Administrator                                             73,349                                 --
Receivable for shares of beneficial interest sold                                 --                                716
Other assets                                                                      --                             51,755
-----------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                 554,716                         97,823,989
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                                722                                 --
Payable for shares of beneficial interest repurchased                             40                          1,006,704
Payable to affiliates-- Management fees (Note 2)                                  --                             18,099
Accrued expenses                                                              35,177                             87,652
-----------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                             35,939                          1,112,455
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $518,777                        $96,711,534
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                             $532,429                        $94,103,878
Undistributed net investment income (loss)                                        --                                 --
Accumulated net realized gain (loss) on investments                           (4,985)                           404,549
Unrealized appreciation (depreciation) of investments
   and foreign currency transactions                                          (8,667)                         2,203,107
-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                  $518,777                        $96,711,534
-----------------------------------------------------------------------------------------------------------------------------

COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($321,560/33,278,
   $95,852,717/9,040,660, $163,635,459/15,097,871,
   $183,559,209/16,529,137, $75,768,253/6,548,359,
   respectively)                                                              $ 9.66                             $10.60
Offering price per share based on a 4.50% sales charges
   for  CitiSelect  Folios  100,  200 and 300 and on a
   5.00%  sales  charge  on  CitiSelect Folios 400 and
   500 ($9.66 / 0.955, $10.60 / 0.955, $10.84 / 0.955,
   $11.11 / 0.950, $11.57 / 0.950, respectively)                              $10.12*                            $11.10*

-----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES:
Net Asset Value per share and offering price
  ($197,217/20,419,  $858,817/81,100, $932,953/86,159,
  $797,107/72,103, $314,339/27,264, shares
   outstanding, respectively)                                                 $ 9.66**                           $10.59**
-----------------------------------------------------------------------------------------------------------------------------

** Based upon single purchases of less than $25,000.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements



                                                                CITISELECT                CITISELECT             CITISELECT
                                                                 FOLIO 300                 FOLIO 400              FOLIO 500
OCTOBER 31, 1999                                                 BALANCED                   GROWTH               GROWTH PLUS
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in, at value:
   Large Cap Growth Portfolio                                   $ 14,578,926              $ 20,678,119            $10,039,583
   Large Cap Value Portfolio                                      17,193,567                24,492,729             12,266,904
   Small Cap Growth Portfolio                                     16,907,912                23,551,105             11,678,103
   Small Cap Value Portfolio                                      17,564,007                24,164,219             11,907,290
   International Portfolio                                        17,355,045                38,102,231             23,333,552
   U.S. Fixed Income Portfolio                                    40,311,442                17,664,524              3,265,257
   Foreign Bond Portfolio                                         17,539,166                18,523,161                     --
   High Yield Portfolio                                           24,919,547                18,655,213              3,818,047
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Note 1A)                                      166,369,612               185,831,301             76,308,736
Receivable from Sub-Administrator                                         --                        --                     --
Receivable for shares of beneficial interest sold                     21,393                     1,347                  1,287
Other assets                                                         181,521                   445,463                267,580
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                     166,572,526               186,278,111             76,577,603
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                         --                        --                     --
Payable for shares of beneficial interest repurchased              1,646,757                 1,547,165                489,613
Payable to affiliates-- Management fees (Note 2)                      21,876                    14,550                  3,193
Accrued expenses                                                     335,481                   360,080                  2,205
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                  2,004,114                 1,921,795                495,011
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $164,568,412              $184,356,316            $76,082,592
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                                 $154,538,203              $170,066,279            $69,113,875
Undistributed net investment income (loss)                                --                        --                 13,228
Accumulated net realized gain (loss) on investments               (5,631,877)              (11,059,899)               105,432
Unrealized appreciation (depreciation) of investments
   and foreign currency transactions                              15,662,086                25,349,936              6,850,057
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                      $164,568,412              $184,356,316            $76,082,592
----------------------------------------------------------------------------------------------------------------------------------

COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($321,560/33,278,
   $95,852,717/9,040,660, $163,635,459/15,097,871,
   $183,559,209/16,529,137, $75,768,253/6,548,359,
   respectively)                                                      $10.84                    $11.11                 $11.57
Offering price per share based on a 4.50% sales charges
   for  CitiSelect  Folios  100,  200 and 300 and on a
   5.00%  sales  charge  on  CitiSelect Folios 400 and
   500 ($9.66 / 0.955, $10.60 / 0.955, $10.84 / 0.955,
   $11.11 / 0.950, $11.57 / 0.950, respectively)                      $11.35*                   $11.69*                $12.18*

----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES:
NetAsset Value per share and offering price
  ($197,217/20,419,  $858,817/81,100, $932,953/86,159,
  $797,107/72,103, $314,339/27,264, shares
   outstanding, respectively)                                         $10.83**                  $11.06**               $11.53**
----------------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
STATEMENTS OF OPERATIONS

                                                                                     CITISELECT               CITISELECT
                                                                                      FOLIO 100                FOLIO 200
FOR THE YEAR ENDED OCTOBER 31, 1999                                                    INCOME+               CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 6):
Interest*                                                                              $12,707                 $6,303,844
Dividends*                                                                                 387                    668,660
Allocated net expenses                                                                    (946)                (1,003,117)
Foreign tax reclaims                                                                        --                     13,757
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        12,148                  5,983,144
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                                                 2,124                    337,386
Service fees Class A (Note 3)                                                              471                    765,125
Service fees Class B (Note 3)                                                              803                      4,113
Transfer agent fees                                                                     19,084                     47,350
Legal fees                                                                              18,202                     36,308
Custody and fund accounting fees                                                        11,975                     25,654
Audit fees                                                                               8,343                     31,080
Shareholder reports                                                                      8,000                     25,935
Trustees fees                                                                            3,875                     10,759
Registration fees                                                                           --                      4,014
Other                                                                                    4,361                     19,601
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                       77,238                  1,307,325
Less aggregate amount waived by the Manager (Note 2)                                    (2,048)                        --
Less expenses assumed by the Sub-Administrator (Note 7)                                (73,349)                        --
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                                          1,841                  1,307,325
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   10,307                  4,675,819
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 6):
Net realized gain (loss)                                                                (4,985)                 1,357,465
Net change in unrealized appreciation (depreciation)                                    (8,667)                (1,235,326)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                (13,652)                   122,139
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                           $(3,345)                $4,797,958
-------------------------------------------------------------------------------------------------------------------------------

*Net of foreign taxes withheld                                                         $     1                $    63,228

+May 3, 1999 (Commencement of Operations) to October 31, 1999.


See notes to financial statements



                                                                   CITISELECT             CITISELECT           CITISELECT
                                                                    FOLIO 300              FOLIO 400            FOLIO 500
FOR THE YEAR ENDED OCTOBER 31, 1999                                 BALANCED                GROWTH             GROWTH PLUS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 6):
Interest*                                                           $ 7,732,128          $ 5,077,303            $ 862,010
Dividends*                                                            1,689,188            2,768,694            1,439,632
Allocated net expenses                                               (1,817,388)          (2,285,260)            (954,663)
Foreign tax reclaims                                                     46,156              101,795               59,906
--------------------------------------------------------------------------------------------------------------------------------
                                                                      7,650,084            5,662,532            1,406,885
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                                396,763              258,013               52,167
Service fees Class A (Note 3)                                         1,265,907            1,442,983              571,518
Service fees Class B (Note 3)                                             3,457                5,081                1,419
Transfer agent fees                                                      90,447               42,016               36,158
Legal fees                                                               67,268               29,579               33,226
Custody and fund accounting fees                                         26,016               20,463               24,494
Audit fees                                                               32,180               30,680               22,180
Shareholder reports                                                      88,608               63,344               31,263
Trustees fees                                                            12,770               17,206                8,314
Registration fees                                                            --                   --                   --
Other                                                                     5,852                1,094                1,957
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                     1,989,268            1,910,459              782,696
Less aggregate amount waived by the Manager (Note 2)                         --                   --                   --
Less expenses assumed by the Sub-Administrator (Note 7)                      --                   --              (66,322)
--------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                                       1,989,268            1,910,459              716,374
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 5,660,816            3,752,073              690,511
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 6):
Net realized gain (loss)                                              4,083,333            5,977,259            3,218,138
Net change in unrealized appreciation (depreciation)                  4,334,465           15,299,428            9,229,350
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               8,417,798           21,276,687           12,447,488
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        $14,078,614          $25,028,760          $13,137,999
--------------------------------------------------------------------------------------------------------------------------------

*Net of foreign taxes withheld                                        $ 152,029         $    270,231          $   129,708

CITISELECT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS


                                                               CITISELECT FOLIO 100                 CITISELECT FOLIO 200
                                                                      INCOME                            CONSERVATIVE
------------------------------------------------------------------------------------------------------------------------------------
                                                                  FOR THE PERIOD
                                                                    MAY 3, 1999
                                                                   (COMMENCEMENT                 YEAR                   YEAR
                                                                 OF OPERATIONS) TO               ENDED                  ENDED
                                                                 OCTOBER 31, 1999          OCTOBER 31, 1999       OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS:
Net investment income                                                  $10,307                $4,675,819             $5,543,132
Net realized gain (loss)                                                (4,985)                1,357,465              3,990,987
Net change in unrealized appreciation
   (depreciation) of investments                                        (8,667)               (1,235,326)            (4,954,426)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                            (3,345)                4,797,958              4,579,693
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income (Class A)                                                    (5,104)               (8,439,415)            (2,765,372)
           (Class B)                                                    (5,203)                  (16,857)                  --
Net realized gain on investments (Class A)                                --                  (5,996,539)            (2,990,460)
------------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                               (10,307)              (14,452,811)            (5,755,832)
------------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                       344,182                13,705,529            156,198,374
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                      4,653                14,428,481              5,752,937
Cost of shares repurchased                                             (22,027)             (128,964,342)          (120,664,972)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A                                                       326,808              (100,830,332)            41,286,339
------------------------------------------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                       301,013                   980,874                   --
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                      3,854                    13,840                   --
Cost of shares repurchased                                             (99,246)                 (111,437)                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class B                                                       205,621                   883,277                   --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM TRANSACTIONS
   IN SHARES OF BENEFICIAL INTEREST                                    532,429               (99,947,055)            41,286,339
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS                                                          518,777              (109,601,908)            40,110,200
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       --                $206,313,442            166,203,242
------------------------------------------------------------------------------------------------------------------------------------
End of period*                                                        $518,777               $96,711,534           $206,313,442
------------------------------------------------------------------------------------------------------------------------------------
*Including undistributed
   (overdistributed) net
   investment income                                             $        --               $        --               $3,932,440
------------------------------------------------------------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to October 31, 1999.

See notes to financial statements


                                                                                       CITISELECT FOLIO 300
                                                                                             BALANCED
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR                        YEAR
                                                                                ENDED                       ENDED
                                                                          OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS:
Net investment income                                                        $   5,660,816                $   7,523,867
Net realized gain (loss)                                                         4,083,333                    9,220,072
Net change in unrealized appreciation
   (depreciation) of investments                                                 4,334,465                  (12,789,550)

------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                                    14,078,614                    3,954,389
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income (Class A)                                                           (10,844,955)                  (4,055,263)
           (Class B)                                                                (9,785)                        --
Net realized gain on investments (Class A)                                     (20,082,498)                  (7,140,789)
------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                                       (30,937,238)                 (11,196,052)
------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                                10,176,905                  155,429,504
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                             30,927,441                   11,196,052
Cost of shares repurchased                                                    (201,073,561)                (144,121,491)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A                                                              (159,969,215)                  22,504,065
------------------------------------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                                   958,471                         --
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                                  8,794                         --
Cost of shares repurchased                                                         (26,067)                        --
------------------------------------------------------------------------------------------------------------------------------
   Total Class B                                                                   941,198                         --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM TRANSACTIONS
   IN SHARES OF BENEFICIAL INTEREST                                           (159,028,017)                  22,504,065
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS                                                                 (175,886,641)                  15,262,402
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                            340,455,053                  325,192,651
------------------------------------------------------------------------------------------------------------------------------
End of period*                                                               $ 164,568,412                $ 340,455,053
------------------------------------------------------------------------------------------------------------------------------
*Including undistributed
   (overdistributed) net
   investment income                                                         $        --                  $   4,752,923
------------------------------------------------------------------------------------------------------------------------------


                                                                                       CITISELECT FOLIO 400
                                                                                              GROWTH
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR                        YEAR
                                                                                ENDED                       ENDED
                                                                          OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS:
Net investment income                                                        $   3,752,073                $   5,864,942
Net realized gain (loss)                                                         5,977,259                   11,257,648
Net change in unrealized appreciation
   (depreciation) of investments                                                15,299,428                  (30,768,997)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                                    25,028,760                  (13,646,407)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income (Class A)                                                            (7,033,484)                  (3,075,835)
           (Class B)                                                                  --                           --
Net realized gain on investments (Class A)                                     (29,317,452)                  (9,500,048)
------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                                       (36,350,936)                 (12,575,883)
------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                                 8,811,457                  156,349,445
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                             36,350,930                   12,574,806
Cost of shares repurchased                                                    (260,612,272)                (188,099,086)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A                                                              (215,449,885)                 (19,174,835)
------------------------------------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                                   916,036                         --
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                                   --                           --
Cost of shares repurchased                                                        (137,286)                        --
------------------------------------------------------------------------------------------------------------------------------
   Total Class B                                                                   778,750                         --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM TRANSACTIONS
   IN SHARES OF BENEFICIAL INTEREST                                           (214,671,135)                 (19,174,835)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS                                                                 (225,993,311)                 (45,397,125)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                            410,349,627                  455,746,752
------------------------------------------------------------------------------------------------------------------------------
End of period*                                                               $ 184,356,316                $ 410,349,627
------------------------------------------------------------------------------------------------------------------------------
*Including undistributed
   (overdistributed) net
   investment income                                                         $        --                  $   2,111,319
------------------------------------------------------------------------------------------------------------------------------





                                                                                       CITISELECT FOLIO 500
                                                                                           GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR                        YEAR
                                                                                ENDED                       ENDED
                                                                          OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS:
Net investment income                                                        $     690,511                $   1,443,836
Net realized gain (loss)                                                         3,218,138                    5,206,249
Net change in unrealized appreciation
   (depreciation) of investments                                                 9,229,350                  (19,385,626)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                                    13,137,999                  (12,735,541)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income (Class A)                                                            (1,880,597)                  (1,425,110)
           (Class B)                                                                  --                           --
Net realized gain on investments (Class A)                                      (7,715,623)                  (2,644,180)
------------------------------------------------------------------------------------------------------------------------------
Total from distributions                                                        (9,596,220)                  (4,069,290)
------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                                 4,457,544                   69,424,820
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                              9,596,217                    4,068,438
Cost of shares repurchased                                                    (105,357,073)                 (95,971,232)
------------------------------------------------------------------------------------------------------------------------------
   Total Class A                                                               (91,303,312)                 (22,477,974)
------------------------------------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                                   358,761                         --
Net asset value of shares issued to
   shareholders from reinvestment
   of distributions                                                                   --                           --
Cost of shares repurchased                                                         (55,004)                        --
------------------------------------------------------------------------------------------------------------------------------
   Total Class B                                                                   303,757                         --
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM TRANSACTIONS
   IN SHARES OF BENEFICIAL INTEREST                                            (90,999,555)                 (22,477,974)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS                                                                  (87,457,776)                 (39,282,805)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                            163,540,368                  202,823,173
------------------------------------------------------------------------------------------------------------------------------
End of period*                                                               $  76,082,592                $ 163,540,368
------------------------------------------------------------------------------------------------------------------------------
*Including undistributed
   (overdistributed) net
   investment income                                                         $      13,228                $     193,366
------------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
FINANCIAL HIGHLIGHTS


                            CITISELECT FOLIO 100 INCOME                        CITISELECT FOLIO 200 CONSERVATIVE
                                      CLASS A                                            CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    TEN MONTHS        JUNE 17, 1996+
                                  MAY 3, 1999+              YEAR                   YEAR                 ENDED               TO
                                       TO                   ENDED                ENDED            OCTOBER 31, 1997     DECEMBER 31,
                                OCTOBER 31, 1999      OCTOBER 31, 1999        OCTOBER 31, 1998       (Note 1F)             1996
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                     $10.00               $11.28                $11.33               $10.50            $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                    0.242+++             0.333+++              0.240                0.138             0.128
Net realized and unrealized
  gain (loss) on investments            (0.345)              (0.091)                0.068++              0.722             0.506
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                 (0.103)               0.242                 0.308                0.860             0.634
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                   (0.237)              (0.574)               (0.172)              (0.007)           (0.112)
Net realized gain
  on investments                            --               (0.348)               (0.186)              (0.023)           (0.022)
In excess of net income                     --                   --                    --                   --                --
In excess of realized gains
  on investments                            --                   --                    --                   --                --
------------------------------------------------------------------------------------------------------------------------------------
  Total from distributions              (0.237)              (0.922)               (0.358)              (0.030)           (0.134)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                          $9.66               $10.60                $11.28               $11.33            $10.50
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                         $322              $95,853              $206,313             $166,203          $102,775
Ratio of expenses to
  average net assets (A)                  1.25%*               1.50%                 1.50%                1.50%*            1.50%*
Ratio of net investment
  income to average
  net assets                              5.42%*               3.04%                 2.70%                2.88%*            2.84%*
Total return                            (1.03)%**              2.13%                 2.84%                8.21%**           6.38%**

    Note: If Agents of the Funds and Agents of the respective Portfolios had not
    voluntarily   agreed   to  waive  a   portion   of  their   fees,   and  the
    Sub-administrator  had not assumed expenses for the periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                           $(1.434)++             $0.333+++             $0.238               $0.126            $0.076
RATIOS:
Expenses to average
  net assets (A)                         37.47%*               1.50%                 1.52%                1.75%*            2.66%*
Net investment income to
  average net assets                   (30.80)%*               3.04%                 2.68%                2.63%*            1.68%*
------------------------------------------------------------------------------------------------------------------------------------


                                                                         CITISELECT FOLIO 300 BALANCED
                                                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TEN MONTHS          JUNE 17, 1996+
                                                       YEAR                   YEAR                  ENDED                 TO
                                                       ENDED                  ENDED            OCTOBER 31, 1997       DECEMBER 31,
                                                 OCTOBER 31, 1999        OCTOBER 31, 1998           (Note 1F)             1996
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                                  $11.48                   $11.71                 $10.66               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                                 0.246+++                 0.187                  0.101                0.088
Net realized and unrealized
  gain (loss) on investments                          0.258                   (0.036)                 0.974                0.671
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                               0.504                    0.151                  1.075                0.759
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                (0.437)                  (0.138)                (0.002)              (0.075)
Net realized gain
  on investments                                     (0.707)                  (0.243)                (0.023)              (0.024)
In excess of net income                                  --                       --                     --                   --
In excess of realized gains
  on investments                                         --                       --                     --                   --
------------------------------------------------------------------------------------------------------------------------------------
  Total from distributions                           (1.144)                  (0.381)                (0.025)              (0.099)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                                      $10.84                   $11.48                 $11.71               $10.66
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                  $163,635                 $340,455               $325,193             $195,428
Ratio of expenses to
  average net assets (A)                              1.50%                    1.50%                  1.50%*               1.50%*
Ratio of net investment
  income to average
  net assets                                          2.23%                    2.09%                  2.30%*               2.38%*
Total return                                          4.52%                    1.38%                 10.09%**              7.61%**


Net investment income
  per share                                          $0.246+++                $0.187                 $0.100               $0.060
RATIOS:
Expenses to average
  net assets (A)                                      1.50%                    1.50%                  1.52%*               2.26%*
Net investment income to
  average net assets                                  2.23%                    2.09%                  2.28%*               1.62%*
------------------------------------------------------------------------------------------------------------------------------------


(A)Includes allocated expenses for the periods indicated from the respective portfolios.
*   Annualized
**  Not Annualized
+   Commencement of Operations
++ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market value of the investments.
+++ The per share amounts were computed using a monthly average number of shares outstanding during the period.

See notes to financial statements



                                                                         CITISELECT FOLIO 400 GROWTH
                                                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TEN MONTHS          JUNE 17, 1996+
                                                       YEAR                   YEAR                  ENDED                 TO
                                                       ENDED                  ENDED            OCTOBER 31, 1997       DECEMBER 31,
                                                 OCTOBER 31, 1999        OCTOBER 31, 1998           (Note 1F)             1996
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                                  $11.36                   $12.01                 $10.82               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                                 0.143+++                 0.090                  0.037                0.042
Net realized and unrealized
  gain (loss) on investments                          0.682                   (0.417)                 1.183                0.841
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                               0.825                   (0.327)                 1.220                0.883
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                (0.208)                  (0.079)                (0.003)              (0.029)
Net realized gain
  on investments                                     (0.867)                  (0.244)                (0.027)              (0.034)
In excess of net income                                  --                       --                     --                   --
In excess of realized gains
  on investments                                         --                       --                     --                   --
------------------------------------------------------------------------------------------------------------------------------------
  Total from distributions                           (1.075)                  (0.323)                (0.030)              (0.063)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                                      $11.11                   $11.36                 $12.01               $10.82
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                  $183,559                 $410,350               $455,747             $253,556
Ratio of expenses to
  average net assets (A)                              1.45%                    1.47%                  1.65%*               1.75%*
Ratio of net investment
  income to average
  net assets                                          1.30%                    1.26%                  1.39%*               1.39%*
Total return                                          7.63%                   (2.73)%                11.28%**              8.84%**


Net investment income
  per share                                          $0.143+++                $0.090                 $0.037               $0.028
RATIOS:
Expenses to average
  net assets (A)                                      1.45%                    1.47%                  1.65%*               2.20%*
Net investment income to
  average net assets                                  1.30%                    1.26%                  1.39%*               0.93%*
------------------------------------------------------------------------------------------------------------------------------------


                                                                      CITISELECT FOLIO 500 GROWTH PLUS
                                                                                  CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TEN MONTHS      SEPTEMBER 3, 1996+
                                                       YEAR                   YEAR                  ENDED                 TO
                                                       ENDED                  ENDED            OCTOBER 31, 1997     DECEMBER 31,
                                                 OCTOBER 31, 1999        OCTOBER 31, 1998         (Note 1F)             1996
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
BEGINNING OF PERIOD                                  $11.11                   $12.08                 $10.69               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                                 0.068+++                 0.053                  0.044                0.019
Net realized and unrealized
  gain (loss) on investments                          1.086                   (0.786)                 1.346                0.701
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations                               1.154                   (0.733)                 1.390                0.720
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                (0.136)                  (0.083)                    --               (0.019)
Net realized gain
  on investments                                     (0.558)                  (0.154)                    --                  --
In excess of net income                                  --                       --                     --               (0.001)
In excess of realized gains
  on investments                                         --                       --                     --               (0.010)
------------------------------------------------------------------------------------------------------------------------------------
  Total from distributions                           (0.694)                  (0.237)                    --               (0.030)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                                      $11.57                   $11.11                 $12.08               $10.69
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                   $75,768                 $163,540               $202,823              $85,072
Ratio of expenses to
  average net assets (A)                              1.45%                    1.48%                  1.72%*               1.75%*
Ratio of net investment
  income to average
  net assets                                          0.60%                    0.72%                  0.88%*               1.09%*
Total return                                         10.80%                   (6.14)%                13.00%**              7.20%**


Net investment income
  per share                                          $0.062+++                $0.053                 $0.040               $0.001
RATIOS:
Expenses to average
  net assets (A)                                      1.51%                    1.48%                  1.80%*               2.80%*
Net investment income to
  average net assets                                  0.54%                    0.72%                  0.80%*               0.04%*
------------------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
FINANCIAL HIGHLIGHTS



                                            CITISELECT FOLIO 100       CITISELECT FOLIO 200        CITISELECT FOLIO 300
                                                  INCOME                  CONSERVATIVE                  BALANCED
                                                  CLASS B                    CLASS B                     CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                              FOR THE PERIOD             FOR THE PERIOD               FOR THE PERIOD
                                                MAY 3, 1999              JANUARY 4, 1999              JANUARY 4, 1999
                                              (COMMENCEMENT               (COMMENCEMENT              (COMMENCEMENT
                                              OF OPERATIONS)              OF OPERATIONS)              OF OPERATIONS)
                                            TO OCTOBER 31, 1999        TO OCTOBER 31, 1999          TO OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                             $10.00                        $11.03                        $11.07
--------------------------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                            0.218+++                      0.292+++                      0.201+++
Net realized and unrealized
  gain (loss) on investments                    (0.333)                       (0.526)                       (0.310)
--------------------------------------------------------------------------------------------------------------------------
  Total from operations                         (0.115)                       (0.234)                       (0.109)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                           (0.225)                       (0.206)                       (0.131)
Net realized gain
  on investments                                    --                            --                            --
--------------------------------------------------------------------------------------------------------------------------
  Total from distributions                      (0.225)                       (0.206)                       (0.131)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value
  end of period                                  $9.66                        $10.59                        $10.83
--------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
  (000's omitted)                                 $197                          $859                          $933
Ratio of expenses to
  average net assets (A)                         1.50%*                        1.75%*                        1.75%*
Ratio of net investment
  income to average
  net assets                                     5.17%*                        2.79%*                        1.84%*
Total return                                    (1.16)%**                     (2.13)%**                     (0.99)%**

  Note: If agents of the Funds and the Agents of Asset Allocation Portfolios had
not   voluntarily   agreed  to  waive  a  portion   of  their   fees,   and  the
Sub-administrator  had not assumed expenses for the periods  indicated,  the net investment  income per share and the  ratios  would  have been as  follows:

Net investment income
  per share                                    $(1.459)+++                    $0.292+++                     $0.201+++
Ratios:
Expenses to average
  net assets (A)                                37.72%*                        1.75%*                        1.75%*
Net investment income to
  average net assets                           (31.05)%*                       2.79%*                        1.84%*
--------------------------------------------------------------------------------------------------------------------------




(A) Includes allocated expenses for the periods indicated from the respective portfolios.
 *  Annualized
 ** Not Annualized
+++ The per share amounts were computed using a monthly average number of shares outstanding during the period.


See notes to financial statements



                                            CITISELECT FOLIO 400                  CITISELECT FOLIO 500
                                                  GROWTH                               GROWTH PLUS
                                                  CLASS B                               CLASS B
----------------------------------------------------------------------------------------------------------
                                              FOR THE PERIOD                        FOR THE PERIOD
                                                MAY 3, 1999                         JANUARY 4, 1999
                                              (COMMENCEMENT                          (COMMENCEMENT
                                              OF OPERATIONS)                         OF OPERATIONS)
                                            TO OCTOBER 31, 1999                   TO OCTOBER 31, 1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                                 $11.05                             $11.28
----------------------------------------------------------------------------------------------------------
Income From
Operations:
Net investment income                                0.098+++                           0.027+++
Net realized and unrealized
  gain (loss) on investments                        (0.088)                             0.223
----------------------------------------------------------------------------------------------------------
  Total from operations                              0.010                              0.250
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                   --                                 --
Net realized gain
  on investments                                        --                                 --
----------------------------------------------------------------------------------------------------------
  Total from distributions                              --                                 --
----------------------------------------------------------------------------------------------------------
Net Asset Value
  end of period                                     $11.06                             $11.53
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                     $797                               $314
Ratio of expenses to
  average net assets (A)                             1.95%*                             1.95%*
Ratio of net investment
  income to average
  net assets                                         0.80%*                             0.10%*
Total return                                         0.09%**                            2.22%**


Net investment income
  per share                                         $0.098+++                          $0.021+++
Ratios:
Expenses to average
  net assets (A)                                     1.95%*                             2.01%*
Net investment income to
  average net assets                                 0.80%*                             0.04%*
----------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus (individually, the "Fund", or collectively, the "Funds") are each a separate series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus each invest all of their investable assets in some or all of the following:
Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Value Portfolio, International Portfolio, U.S. Fixed Income Portfolio, Foreign Bond Portfolio, and High Yield Bond Portfolio, (the "Portfolios"). All portfolios are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies and have multiple investors. These Portfolios are organized as trusts under the laws of the state of New York and are treated as partnerships for U.S. tax purposes. The Declarations of Trust permit the Trustees to issue beneficial interests in the respective Portfolios. The financial statements of the Portfolios, including the portfolio of investments (which are not part of the Funds' financial statements), may be obtained without charge, and further inquiries about the Portfolios may be made, by calling 1-800-625-4554.

    Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios and has hired Subadvisers for certain Portfolios. CFBDS, Inc. ("CFBDS") acts as each Fund's Sub-Administrator and Distributor.

    The Funds offer Class A and Class B shares. The Funds commenced their public offering of Class B shares on January 4, 1999 (except for CitiSelect 100 Income--on May 3, 1999). Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charges, pay a higher ongoing distribution fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Funds were liquidated. Class A shares have lower expenses than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor received $6,374, $43,746, $59,311, $77,203, and $42,722 from sales charges of Class A shares and $7, $3,762, $101, $7, and $7 in deferred sales charges from redemptions of Class B shares of CitiSelect 100, CitiSelect 200, CitiSelect 300, CitiSelect 400 and CitiSelect 500, respectively.

    CitiSelect Folio 100 Income seeks to achieve as high a level of current income as is consistent with a dominant emphasis on fixed income securities and a small allocation to equity securities by investing all of its investable assets in the Portfolios.

    CitiSelect Folio 200 Conservative seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities, and a secondary emphasis on equity securities by investing all of its investable assets in the Portfolios.

    CitiSelect Folio 300 Balanced seeks to achieve its investment objective of as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities by investing all of its investable assets in the Portfolios.

    CitiSelect Folio 400 Growth seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities by investing all of its investable assets in the Portfolios.

    CitiSelect Folio 500 Growth Plus seeks to achieve its investment objective of as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities by investing all of its investable assets in the Portfolios.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies consistently followed by the Funds are as follows:

    A. Investment Valuation Each Fund's net asset value will fluctuate based on changes in the values of the underlying Portfolios' securities. The values of each Fund's beneficial interest in its Portfolios are determined by multiplying the net asset value of a Portfolio by a Fund's percentage of the aggregate beneficial interest in that Portfolio for that day. This proportionate percentage of interest in a Portfolio, including the effects of the prior day's contributions and withdrawals, is then applied to determine the value of each Fund's interest in a Portfolio as of the close of regular trading on the New York Stock Exchange on each business day.

    Portfolios' investments are valued primarily on the basis of market quotations, or if market quotations are not available, by a method believed to accurately reflect fair value. An equity security that is primarily traded on a U.S. or foreign exchange (including securities traded through the NASDAQ national market system) is valued at the last sale price on that exchange or, if there were no sales during the day (or for unlisted securities not reported on the NASDAQ system), at the quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Bonds, foreign bonds and other fixed income securities (other than short term securities maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services authorized by the Board of

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

Trustees, which utilize market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

    B. Investment Income Each Fund earns income, net of Portfolio expenses, daily based on its investment in each Portfolio. Additionally, each Fund reclaims its pro rata portion of recoverable foreign taxes.

    C. Federal Taxes The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, CitiSelect Folio 100, for federal income tax purposes, had a capital loss carryover of $2,623 which will expire on October 31, 2007.

    D. Expenses Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. A fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in that Portfolio.

    E. Distributions Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1999 CitiSelect Folio 200, reclassified $151,987 from undistributed net investment income to accumulated net realized gains, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 reclassified $441,001, $1,170, 092 and $1,009,948 from accumulated realized gains to undistributed net investment income, respectively.

    F. Change in Fiscal Year End During fiscal year 1997, the Funds changed their fiscal year ends from December 31 to October 31.

    G. Other All the realized and unrealized gain and loss of the Portfolios are allocated pro rata, based on respective ownership interests, among the Funds and the other investors in each Portfolio at the time of such determination.

2. Management Fees Citibank is responsible for overall management of each Fund's business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank from time to time as agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    For the services of Citibank under the Management Agreements which covers the Funds and respective Portfolios and the services of the Subadvisers, the Funds and respective Portfolios pay an aggregate fee, which is accrued daily and paid monthly, of 0.75% (0.50% for CitiSelect 100 Income) of the average daily net assets on an annualized basis for the current fiscal year. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

    The management fees paid to Citibank for CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus for the period ended October 31, 1999 amounted to $2,124, (of which $2,048 was voluntarily waived for the period May 3, 1999 to October 31, 1999), $337,386, $396,763, $258,013, and
$52,167, respectively.

    The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. Service Fees The Funds maintain separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Funds. TheService fees for Class A shares of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelectFolio 300 Balanced, CitiSelect Folio 400 Growth and
CitiSelect Folio 500 Growth Plus amounted to $471, $765,125, $1,265,907, $1,442,983, and $571,518, respectively, for the period ended October 31, 1999. Under the Class B Service Plan, the Funds may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced and 1.00% of the average daily net assets represented by Class B shares of CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus. TheService fees for Class B shares of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelectFolio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus amounted to $803, $4,113, $3,457, $5,081, and $1,419, respectively, for the period ended October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Funds, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions Contributions and withdrawals in the Funds' investment in the Portfolios for the year ended October 31, 1999 were as follows:
                                              CONTRIBUTIONS       WITHDRAWALS
--------------------------------------------------------------------------------

CitiSelect Folio 100 Income                   $    644,349      $    161,478
CitiSelect Folio 200 Conservative             $ 55,565,715      $170,655,347
CitiSelect Folio 300 Balanced                 $ 49,972,868      $241,142,249
CitiSelect Folio 400 Growth                   $ 64,919,518      $317,388,012
CitiSelect Folio 500 Growth Plus              $ 31,518,938      $132,506,736

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:


CITISELECT FOLIO 100 INCOME
------------------------------------------------------------------------------------------------------
                                                      PERIOD ENDED                 YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS A
  Shares sold                                               35,027                         --
  Shares reinvested                                            480                         --
  Shares repurchased                                        (2,229)                        --
------------------------------------------------------------------------------------------------------
  Net increase                                              33,278                         --
------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS B
  Shares sold                                               30,273                         --
  Shares reinvested                                            395                         --
  Shares repurchased                                       (10,249)                        --
------------------------------------------------------------------------------------------------------
  Net increase                                              20,419                          --
------------------------------------------------------------------------------------------------------

CITISELECT FOLIO 200 CONSERVATIVE
------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                  YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS A
  Shares sold                                            1,228,419                 13,850,585
  Shares reinvested                                      1,335,448                    529,249
  Shares repurchased                                   (11,810,906)               (10,763,390)
------------------------------------------------------------------------------------------------------
  Net increase (decrease)                               (9,247,039)                 3,616,444
------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS B
  Shares sold                                               90,155                         --
  Shares reinvested                                          1,301                         --
  Shares repurchased                                       (10,356)                        --
------------------------------------------------------------------------------------------------------
  Net increase                                              81,100                          --
------------------------------------------------------------------------------------------------------

CITISELECT FOLIO 300 BALANCED
------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                  YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS A
  Shares sold                                              905,284                 13,293,751
  Shares reinvested                                      2,859,378                  1,002,332
  Shares repurchased                                   (18,321,523)               (12,417,139)
------------------------------------------------------------------------------------------------------
  Net increase (decrease)                              (14,556,861)                 1,878,944
------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS B
  Shares sold                                               87,722                         --
  Shares reinvested                                            809                         --
  Shares repurchased                                        (2,372)                        --
------------------------------------------------------------------------------------------------------
  Net increase                                              86,159                          --
------------------------------------------------------------------------------------------------------


CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

CITISELECT FOLIO 400 GROWTH
------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                  YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS A
  Shares sold                                              786,829                 13,008,116
  Shares reinvested                                      3,400,461                  1,103,053

  Shares Repurchased                                   (23,777,463)               (15,946,902)
  Net decrease                                         (19,590,173)                (1,835,733)
------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS B
  Shares sold                                               84,676                          --
  Shares reinvested                                             --                          --
  Shares repurchased                                       (12,573)                         --
------------------------------------------------------------------------------------------------------
  Net increase                                              72,103                          --
------------------------------------------------------------------------------------------------------

CITISELECT FOLIO 500 GROWTH PLUS
------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED                  YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS A
  Shares sold                                              393,517                  5,673,025
  Shares reinvested                                        884,444                    353,470
  Shares repurchased                                    (9,445,712)                (8,094,784)
------------------------------------------------------------------------------------------------------
  Net decrease                                          (8,167,751)                (2,068,289)
------------------------------------------------------------------------------------------------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                    OCTOBER 31, 1999            OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------
  CLASS B
  Shares sold                                               32,179                          --
  Shares reinvested                                             --                          --
  Shares repurchased                                        (4,915)                         --
------------------------------------------------------------------------------------------------------
  Net increase                                              27,264                          --
------------------------------------------------------------------------------------------------------

6. Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 100 Income for the period from May 3, 1999 (Commencement of Operations) to October 31, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                            PORTFOLIO
                                                     INTEREST                   DIVIDENDS                   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                             $    10                    $    59                       $ (63)
Large Cap Value Portfolio                                    7                        174                         (71)
High Yield Portfolio                                     3,681                         --                        (272)
U.S. Fixed Income Portfolio                              9,009                        154                        (540)
-----------------------------------------------------------------------------------------------------------------------------
  Total                                                $12,707                       $387                       $(946)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 PERIOD ENDED PERCENTAGE
                                                     REALIZED                  UNREALIZED             OF OWNERSHIP
                                                    GAIN (LOSS)                GAIN (LOSS)          OF THE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                             $ 1,797                        $ 3                         --%
Large Cap Value Portfolio                                  (38)                    (1,622)                        --%
High Yield Portfolio                                      (654)                    (6,345)                       0.1%
U.S. Fixed Income Portfolio                             (6,090)                      (703)                       0.1%
-----------------------------------------------------------------------------------------------------------------------------
   Total                                               $(4,985)                   $(8,667)
-----------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Pertinent details as to various amounts allocated from each Portfolio to Citiselect Folio 200 Conservative for the year ended october 31, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                   PORTFOLIO
                                                            INTEREST                   DIVIDENDS                   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                $    14,858             $       67,101                   $ (76,599)
Large Cap Value Portfolio                                       7,225                    236,359                     (88,627)
Small Cap Growth Portfolio                                     10,440                     21,175                     (87,109)
Small Cap Value Portfolio                                       8,570                    100,901                     (81,201)
International Portfolio                                         2,496                    186,433                     (79,131)
Intermediate Income Portfolio                               1,413,698                     31,264                    (137,605)
Foreign Bond Portfolio                                      1,226,385                         --                    (185,629)
Short-Term Portfolio                                          902,460                         --                     (81,973)
High Yield Portfolio                                        1,124,501                         --                     (87,103)
U.S. Fixed Income Portfolio                                 1,593,211                     25,427                     (98,140)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                  $ 6,303,844                  $ 668,660                 $(1,003,117)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PERIOD ENDED PERCENTAGE
                                                            REALIZED                  UNREALIZED             OF OWNERSHIP
                                                           GAIN (LOSS)                GAIN (LOSS)          OF THE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                 $2,013,008               $  1,063,510                        0.9%
Large Cap Value Portfolio                                    (705,426)                 1,277,618                        2.8%
Small Cap Growth Portfolio                                  1,110,652                  1,085,935                        5.1%
Small Cap Value Portfolio                                  (2,450,041)                 2,530,048                        6.2%
International Portfolio                                       880,558                    583,709                        4.8%
Intermediate Income Portfolio                                 758,207                 (1,698,229)                         --
Foreign Bond Portfolio                                        765,330                 (2,809,650)                      19.5%
Short-Term Portfolio                                            7,461                    (46,246)                         --
High Yield Portfolio                                         (139,140)                (1,995,431)                      24.4%
U.S. Fixed Income Portfolio                                  (882,922)                (1,222,711)                      13.1%
Foreign Tax Reclaim                                              (222)                    (3,879)                         --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   $1,357,465               $ (1,235,326)
------------------------------------------------------------------------------------------------------------------------------------

Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 300 Balanced for the year ended October 31, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                   PORTFOLIO
                                                            INTEREST                   DIVIDENDS                   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                   $ 32,816                  $ 148,695                 $ (169,585)
Large Cap Value Portfolio                                      16,536                    535,724                   (199,946)
Small Cap Growth Portfolio                                     27,947                     53,795                   (219,815)
Small Cap Value Portfolio                                      22,017                    256,746                   (205,276)
International Portfolio                                         8,175                    616,594                   (256,595)
Intermediate Income Portfolio                               2,345,765                     51,500                   (228,427)
Foreign Bond Portfolio                                      2,064,819                         --                   (313,691)
Short-Term Portfolio                                          249,654                         --                    (22,223)
High Yield Portfolio                                        1,284,110                         --                    (98,282)
U.S. Fixed Income Portfolio                                 1,680,289                     26,134                   (103,548)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   $7,732,128                 $1,689,188                $(1,817,388)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PERIOD ENDED PERCENTAGE
                                                            REALIZED                  UNREALIZED             OF OWNERSHIP
                                                           GAIN (LOSS)                GAIN (LOSS)          OF THE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                 $4,494,611                 $2,357,690                        2.1%
Large Cap Value Portfolio                                  (1,999,702)                 2,997,625                        6.2%
Small Cap Growth Portfolio                                  2,912,404                  3,105,299                       17.4%
Small Cap Value Portfolio                                  (5,899,993)                 5,487,405                       20.8%
International Portfolio                                     2,897,545                  1,687,890                       16.5%
Intermediate Income Portfolio                               1,258,678                 (2,828,394)                         --
Foreign Bond Portfolio                                      1,510,709                 (4,839,306)                      31.8%
Short-Term Portfolio                                            1,005                    (12,121)                         --
High Yield Portfolio                                         (175,656)                (2,245,053)                      31.1%
U.S. Fixed Income Portfolio                                  (915,673)                (1,363,347)                      13.8%
Foreign Tax Reclaim                                              (595)                   (13,223)                        --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                    $4,083,333                 $4,334,465
------------------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 400 Growth for the year ended October 31, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                   PORTFOLIO
                                                            INTEREST                   DIVIDENDS                   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                   $ 39,430                  $ 180,781                 $ (205,328)
Large Cap Value Portfolio                                      20,728                    659,434                   (246,448)
Small Cap Growth Portfolio                                     44,793                     86,423                   (354,501)
Small Cap Value Portfolio                                      36,167                    429,926                   (343,789)
International Portfolio                                        18,299                  1,388,076                   (578,995)
Intermediate Income Portfolio                                 564,252                     12,429                    (55,032)
Foreign Bond Portfolio                                      2,306,432                         --                   (351,036)
Short-Term Portfolio                                          274,022                         --                    (24,339)
High Yield Portfolio                                        1,042,543                         --                    (80,772)
U.S. Fixed Income Portfolio                                   730,637                     11,625                    (45,020)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   $5,077,303                 $2,768,694                $(2,285,260)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PERIOD ENDED PERCENTAGE
                                                            REALIZED                  UNREALIZED             OF OWNERSHIP
                                                           GAIN (LOSS)                GAIN (LOSS)          OF THE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                 $5,480,485                $ 2,906,535                        2.9%
Large Cap Value Portfolio                                  (2,343,308)                 3,045,589                        8.9%
Small Cap Growth Portfolio                                  4,531,263                  5,139,829                       24.3%
Small Cap Value Portfolio                                  (9,920,527)                 9,342,847                       28.6%
International Portfolio                                     6,467,106                  3,606,610                       36.2%
Intermediate Income Portfolio                                 303,457                   (682,256)                         --
Foreign Bond Portfolio                                      1,998,789                 (5,587,743)                      33.6%
Short-Term Portfolio                                            1,113                    (13,260)                         --
High Yield Portfolio                                         (132,088)                (1,852,105)                      23.3%
U.S. Fixed Income Portfolio                                  (406,622)                  (573,546)                       6.1%
Foreign Tax Reclaim                                            (2,409)                   (33,072)                         --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                    $5,977,259                $15,299,428
------------------------------------------------------------------------------------------------------------------------------------

Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 500 Growth Plus for the year ended October 31, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                   PORTFOLIO
                                                            INTEREST                   DIVIDENDS                   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                   $ 15,928                   $ 74,527                  $ (84,221)
Large Cap Value Portfolio                                       9,026                    281,461                   (105,605)
Small Cap Growth Portfolio                                     21,374                     40,927                   (166,659)
Small Cap Value Portfolio                                      17,296                    205,522                   (164,091)
International Portfolio                                        11,040                    834,992                   (348,075)
Intermediate Income Portfolio                                      --                         --                          --
Foreign Bond Portfolio                                        336,310                         --                    (52,086)
Short-Term Portfolio                                          100,956                         --                     (8,999)
High Yield Portfolio                                          212,682                         --                    (16,475)
U.S. Fixed Income Portfolio                                   137,398                      2,203                     (8,452)
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                     $862,010                 $1,439,632                  $(954,663)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PERIOD ENDED PERCENTAGE
                                                            REALIZED                  UNREALIZED             OF OWNERSHIP
                                                           GAIN (LOSS)                GAIN (LOSS)          OF THE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Portfolio                                 $2,278,734                 $1,035,406                        1.4%
Large Cap Value Portfolio                                    (942,214)                   973,039                        4.5%
Small Cap Growth Portfolio                                  2,112,805                  2,557,808                       12.1%
Small Cap Value Portfolio                                  (4,627,365)                 4,209,631                       14.1%
International Portfolio                                     3,874,992                  2,010,329                       22.2%
Intermediate Income Portfolio                                      --                         --                          --
Foreign Bond Portfolio                                        625,024                 (1,042,717)                         --
Short-Term Portfolio                                              403                     (4,524)                         --
High Yield Portfolio                                          (26,888)                  (375,876)                       4.7%
U.S. FIXED INCOME PORTFOLIO                                   (77,051)                  (111,741)                       1.1%
Foreign Tax Reclaim                                              (302)                   (22,005)                         --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                    $3,218,138                 $9,229,350
------------------------------------------------------------------------------------------------------------------------------------

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

7. ASSUMPTION OF EXPENSES CFBDS, as Sub-Administrator has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1999, which amounted to $66,322 for CitiSelect Folio 500 Growth Plus and CitiSelect Folio 100 Income for the period May 3, 1999 (Commencement of Operations) to October 31, 1999, which amounted to $73,349.

CITISELECT PORTFOLIOS
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS TRUST I (THE "TRUST") AND
THE  SHAREHOLDERS  OF  CITISELECT   FOLIO  100  INCOME,   CITISELECT  FOLIO  200
CONSERVATIVE, CITISELECT FOLIO 300 BALANCED, CITISELECT FOLIO 400 GROWTH AND CITISELECT FOLIO 500 GROWTH PLUS:

    In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus (the "Funds"), each a series of CitiFunds Trust I, at October 31, 1999, the results of each of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

**Affiliated Person of Sub-Administrator and Distributor
**Affiliated Person of Investment Manager


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th floor
Boston, MA 02109

TRANSFER  AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110





This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

(C) 1999 Citicorp        [Logo] Printed on recycled paper               CSA/1099

                                                ANNUAL REPORT o OCTOBER 31, 1999
CITIFUNDS(SM)

            Balanced Portfolio


                               GROWTH WITH INCOME

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  17
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholders:

    This annual report covers the 10-month period ended October 31, 1999 for CitiFundsSM Balanced Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future. Please note that effective May 17, 1999, the equity portion of CitiFunds Balanced Portfolio is being managed by SSB Citi Fund Management LLC.

    CitiFunds Balanced Portfolio held a Special Meeting of Shareholders on July 30, 1999 where shareholders voted on a proposal to appoint SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc.) as portfolio subadviser of the equity portion of the Fund. SSB Citi Fund Management LLC is a wholly-owned subsidiary of Salomon Smith Barney Holdings, Inc., which in turn is a wholly-owned subsidiary of Citigroup Inc.

    Economic conditions during the reporting period were characterized by strong growth both in the United States and overseas, leading to higher interest rates during the reporting period. In this environment, equity investors focused primarily on growth-oriented technology and internet stocks and, except for a brief rally in the second quarter of 1999, stayed away from value-oriented stocks. Fixed-income securities had a difficult time during the reporting period largely due to economic conditions. Because bond prices generally decline when interest rates rise, there was a predominantly negative impact overall on the fixed-income market.

    CitiFunds Balanced Portfolio held a Special Meeting of Shareholders on July 30, 1999 in which shareholders voted to transfer the assets of Balanced Portfolio, an underlying investment company in which the Fund invests to Large Cap Value Portfolio and U.S. Fixed Income Portfolio, investment companies with a similiar investment objective. Shareholders were also asked to vote on certain changes to the Fund's investment restrictions and governing documents, as well as other matters, to permit these changes. Also considered were proposals to approve a Management agreement and to approve selection of the Fund's accountants. All proposals were approved by shareholders. A detail table pertaining to the shareholder votes appears on page 4 on this report.

    This report reviews the Fund's activities and performance during the reporting period and provides a summary of the advisers' perspective on and outlook for the U.S. equity and bond markets. Thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
----------------------
Philip W. Coolidge
President
November 15, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

    DURING THE 10-MONTH REPORTING PERIOD ENDED OCTOBER 31, 1999, STOCKS AND BONDS PROVIDED DISPARATE PERFORMANCE BOTH AMONG AND WITHIN THEIR INDIVIDUAL MARKETS IN THIS STRONGER-THAN-EXPECTED ECONOMIC ENVIRONMENT. A broad look at the reporting period shows that stocks generally advanced while bonds declined.

    THE REPORTING PERIOD WAS NOT REWARDING FOR VALUE STOCKS, WHICH LAGGED THE GROWTH SECTOR, A DIRECT BENEFICIARY OF CONTINUED SPECULATION IN INTERNET STOCKS. (Value investing consists of identifying securities of companies that are believed to be undervalued in the market but have good long term business prospects. Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates.)

    Because of the continued weaknesses of the overall stock market outside of the technology sector, the differences in valuations between growth and value stocks widened to historical proportions. In fact, at current price levels, the Portfolio's management believes that many value-oriented stocks represent attractive bargains. Many investors began to recognize these values during a brief value-stock rally that took place in April and May 1999, but that rally subsequently gave way to a continuation of investors' focus on a handful of large, established growth stocks--primarily within the technology sector.

    The Portfolio's management believes that the outlook for international economies improved substantially during the reporting period. The Federal Reserve Board (the "Fed") shifted its focus from containing last year's global crisis to curbing inflationary pressures. The Fed recently reversed the three reductions in short-term interest rates that it made last fall due to factors including a strong recovery in manufacturing industries, unrestrained consumer spending, and rising commodity prices. The Fed's actions removed the extra liquidity it supplied last year when economic conditions seemed bleak and panic swept global financial markets. The Portfolio's managers believe that these rate increases should effectively lessen the risk of inflation going forward.

    Recent economic data shows signs of a return to the "global Goldilocks economy," meaning a global economy that is not too hot or too cold, but just right. The managers expect that data about inflation and economic strength should remain the dominant influence of market activity going forward. Although the managers expect continued market volatility and anticipate stock returns to be more in line with historical trends, their outlook for the stock market for the remainder of 1999 remains positive.

    In management's opinion, individual stock performance has recently shown a bias toward stocks that can generate sustainable growth in non-interest rate sensitive industries, and which have met earnings expectations. The Fund's managers continue to see the market react negatively to companies that announce earnings shortfalls. In most cases, the shares of such companies saw quick, striking declines in value, reflecting what management believes to be a considerably lower tolerance for risk among many investors.

    THE BOND MARKET EXPERIENCED HEIGHTENED LEVELS OF VOLATILITY, PARTICULARLY DURING THE THIRD QUARTER OF 1999, IN REACTION TO INCREASING INFLATIONARY PRESSURES. In the opinion of management, this higher volatility reflected investor confusion over the direction and magnitude of changes in monetary policy and their effects on interest rates and bond yields. While a dramatic increase in the annual rate of inflation did not materialize during the reporting period, investors were increasingly concerned by extremely low levels of unemployment, robust consumer spending and a weakening U.S. dollar relative to other major currencies.

    DESPITE THESE MARKET CONDITIONS, CITIFUNDS BALANCED PORTFOLIO (CLASS A SHARES) PROVIDED COMPETITIVE RETURNS OF 3.79% FOR THE 10-MONTH PERIOD ENDED OCTOBER 31, 1999. In comparison, its Lipper Inc. balanced funds peer group average posted a 10-month return of 3.83% for the same period. (Lipper is a major fund-tracking organization.)

    Within the stock portion of the Portfolio, there were competitive results from investments in a number of industries and economic sectors. In addition, the Portfolio generated positive results from its increased exposure to capital goods and the addition of raw materials and energy companies as global economies gained strength. The equity portion of the Portfolio increased its holdings of financial services companies that management believes will benefit from globalization, demographic changes and the explosive growth of the Internet.

    The Portfolio's fixed-income segment, its sector allocations and average duration (duration is a measure of a bond's sensitivity to changes in interest rates) continued to be actively managed. During the reporting period, the Portfolio's exposure to corporate bonds, mortgage-backed securities and asset-backed securities was increased. Conversely, the fixed-income investment team substantially reduced the Portfolio's holdings of underperforming U.S.
Treasury securities. At the same time, the Portfolio's average duration was gradually reduced to the neutral range, enabling management to respond more quickly to investment opportunities as they became available.

    GOING FORWARD, THE FUND'S MANAGEMENT TEAM EXPECTS HIGHER MARKET VOLATILITY IN THE EQUITY AND FIXED INCOME MARKETS TO CONTINUE THROUGH THE END OF 1999. Management also believes that investor uncertainty regarding economic growth and interest rates may be compounded by Y2K-related concerns as the year ends. And while no guarantees can be made, management remains convinced that many high-quality, higher yielding bonds represent value at current prices over the long term.

FUND FACTS

FUND OBJECTIVE

To provide high current income by investing in a broad range of securities, to preserve capital and to provide growth potential with reduced risk.

DIVIDENDS                                     CAPITAL GAINS
Paid quarterly, if any                        Distributed semi-annually, if any


INVESTMENT MANAGER                            PORTFOLIO SUBADVISER
U.S. Fixed Income Portfolio                   Large Cap Value Portfolio
Citibank, N.A.                                SSB Citi Fund Management LLC

COMMENCEMENT OF OPERATIONS                    BENCHMARKS
October 19, 1990                              o Lipper Balanced Funds Average*
                                              o Standard and Poor's Barra Value
NET ASSETS AS OF 10/31/99                        Index**
Class A shares $215.5 million                 o Lehman Brothers Aggregate Bond
Class B shares $2.0 million                      Index***


  * The Lipper Balanced Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

 ** The Standard and Poor's Barra Value Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The S&P Barra Value Index represents the value of stocks in the S&P500.

*** The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

The following is a detailed table pertaining to the shareholder vote by proposals:

                                                                           FOR         AGAINST      ABSTAIN
                                                                          ----         -------     --------

Proposal 1.      Amend the Fund's Declaration of Trust.                 8,744,833       359,071     643,534
Proposal 2.      Amend fundamental policy to allow investments
                 in Investment Firms.                                   8,715,989       397,817     633,633
Proposal 3.      To vote on a Management Agreement for the Fund.        8,730,404       351,913     665,122
Proposal 4.      To authorize Trustees to change Sub-Advisors
                 without shareholder approval.                          8,244,298       838,835     664,306
Proposal 5a.     Vote on Amendments to policy's regarding
                 borrowing.                                             7,988,018       1,041,439   717,979
Proposal 5b.     Vote on Amendments to policy's regarding loans.        7,897,005       1,090,238   760,195
Proposal 5c.     Vote on Amendments to policy's regarding futures
                 contracts.                                             8,041,912       1,000,196   705,331
Proposal 6a.     To adopt fundamental policies limiting
                 underwriting securities.                               8,579,546       411,641     756,249
Proposal 6b.     To adopt fundamental policies limiting real estate
                 transactions.                                          8,541,375       459,129     746,934
Proposal 6c.     To adopt fundamental policies limiting
                 commodities transactions.                              8,455,816       542,166     749,456
Proposal 6d.     To adopt fundamental policies limiting the
                 issuance of senior securities.                         8,535,168       461,179     751,091
Proposal 7.      To vote on the selection of Price
                 WaterhouseCoopers LLP                                  8,869,468       281,314     596,655

PORTFOLIO HIGHLIGHTS

TOP FIVE SECURITIES (STOCKS)

LARGE CAP VALUE PORTFOLIO
COMPANY                                   SECTOR               % OF NET ASSETS

Chase Manhattan Corp.                     Finance                   3.69%
--------------------------------------------------------------------------------
Enron Corp.                               Utilities                 3.53%
--------------------------------------------------------------------------------
Mobil Corp.                               Energy                    3.50%
--------------------------------------------------------------------------------
General Electric Co.                      Capital Goods             3.45%
--------------------------------------------------------------------------------
Williams Companies Inc.                   Utilities                 3.09%
--------------------------------------------------------------------------------






DOMESTIC FIXED INCOME

U.S. FIXED INCOME PORTFOLIO
INSTRUMENTS                                                  % OF NET ASSETS

Mortgage and Asset Backed Securities                              59.1%
--------------------------------------------------------------------------------
Corporate Bonds                                                   32.9%
--------------------------------------------------------------------------------
U.S. Treasury Issues                                              21.3%
--------------------------------------------------------------------------------
Preferred Stock                                                    1.1%
--------------------------------------------------------------------------------

CITIFUNDS BALANCED PORTFOLIO
FUND PERFORMANCE
TOTAL RETURNS

                                                                TEN MONTHS
                                                                   ENDED                           SINCE
                                                              OCTOBER 31,1999      FIVE          10/19/90
ALL PERIODS ENDED OCTOBER 31, 1999                              (Note 1G)**       YEARS*         INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
CitiFunds Balanced Portfolio (Class A)                             3.79%          11.98%          12.00%
  without sales charge
Lipper Balanced Funds Average                                      3.83%          14.83%          13.23%+
S&P Barra Value Index                                              9.28%          21.47%          18.88%+
Lehman Brothers Aggregate Bond Index                              (0.33)%          7.94%           8.08%+
CitiFunds Balanced Portfolio (Class A)
  with a maximum sales charge of 5.00%                            (1.40)%         10.84%          11.37%
CitiFunds Balanced Portfolio (Class B)

              without deferred sales charge                          --              --            2.99%#**
Lipper Balanced Funds Average                                        --              --            3.83%++**
S&P Barra Value Index                                                --              --            9.28%++**
Lehman Brothers Aggregate Bond Index                                 --              --           (0.33)%++**
CitiFunds Balanced Portfolio (Class B)
  with a maximum deferred
  sales charge of 5.00%                                              --              --           (2.16)%#**


 * Average Annual Total Return
** Not Annualized
 + From 10/31/90
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF
$10,000 INVESTMENT
A $10,000 investment in the Fund made on 10/31/90 would have grown to $26,465 with sales charge (as of 10/31/99). The graph shows how the Fund compares to its benchmarks for the same period.



[The following table represents a chart in the printed material]

                      CITIFUNDS
      DATE           BALANCE FUND       LIPPER BALANCED FUNDS AVG.         S&P BARRA VALUE INDEX     LEHMAN AGGREGATE BOND INDEX

    10/19/90            $10,000
    10/31/90            $9,334                       $10,000                        $10,000                   $10,000
    11/30/90            $9,851                       $10,435                        $10,683                   $10,215
    12/31/90            $10,079                      $10,677                        $10,924                   $10,374
    1/31/91             $10,550                      $11,034                        $11,441                   $10,503
    2/28/91             $11,090                      $11,521                        $12,187                   $10,592
    3/31/91             $11,225                      $11,725                        $12,298                   $10,665
    4/30/91             $11,235                      $11,753                        $12,395                   $10,781
    5/31/91             $11,650                      $12,099                        $12,986                   $10,843
    6/30/91             $11,245                      $11,726                        $12,341                   $10,838
    7/31/91             $11,783                      $12,122                        $12,831                   $10,988
    8/31/91             $12,242                      $12,434                        $13,017                   $11,226
    9/30/91             $12,077                      $12,450                        $12,880                   $11,454
    10/31/91            $12,298                      $12,633                        $13,068                   $11,581
    11/30/91            $12,087                      $12,354                        $12,339                   $11,687
    12/31/91            $13,064                      $13,358                        $13,389                   $12,034
    1/31/92             $12,821                      $13,242                        $13,389                   $11,871
    2/29/92             $13,013                      $13,401                        $13,661                   $11,948
    3/31/92             $12,853                      $13,203                        $13,447                   $11,881
    4/30/92             $12,904                      $13,323                        $14,103                   $11,966
    5/31/92             $12,975                      $13,462                        $14,142                   $12,192
    6/30/92             $12,746                      $13,317                        $14,026                   $12,360
    7/31/92             $13,175                      $13,714                        $14,533                   $12,612
    8/31/92             $12,981                      $13,584                        $14,111                   $12,740
    9/30/92             $13,214                      $13,755                        $14,266                   $12,891
    10/31/92            $13,409                      $13,756                        $14,152                   $12,720
    11/30/92            $13,840                      $14,096                        $14,536                   $12,723
    12/31/92            $13,955                      $14,357                        $14,799                   $12,925
    1/31/93             $14,058                      $14,551                        $15,207                   $13,173
    2/28/93             $14,038                      $14,647                        $15,732                   $13,403
    3/31/93             $14,523                      $14,922                        $16,166                   $13,460
    4/30/93             $14,337                      $14,738                        $16,102                   $13,553
    5/31/93             $14,565                      $14,980                        $16,403                   $13,570
    6/30/93             $14,560                      $15,148                        $16,619                   $13,816
    7/31/93             $14,446                      $15,172                        $16,825                   $13,894
    8/31/93             $14,904                      $15,630                        $17,485                   $14,138
    9/30/93             $14,893                      $15,683                        $17,478                   $14,177
    10/31/93            $15,019                      $15,824                        $17,572                   $14,230
    11/30/93            $14,862                      $15,593                        $17,258                   $14,109
    12/31/93            $15,139                      $15,869                        $17,551                   $14,185
    1/31/94             $15,468                      $16,255                        $18,369                   $14,377
    2/28/94             $15,160                      $15,936                        $17,704                   $14,127
    3/31/94             $14,582                      $15,350                        $16,976                   $13,779
    4/30/94             $14,668                      $15,379                        $17,334                   $13,669
    5/31/94             $14,860                      $15,451                        $17,622                   $13,667
    6/30/94             $14,518                      $15,168                        $17,134                   $13,637
    7/31/94             $14,917                      $15,511                        $17,713                   $13,907
    8/31/94             $15,219                      $15,908                        $18,214                   $13,925
    9/30/94             $14,810                      $15,620                        $17,573                   $13,720
    10/31/94            $15,027                      $15,712                        $17,956                   $13,707
    11/30/94            $14,658                      $15,325                        $17,229                   $13,677
    12/31/94            $14,827                      $15,454                        $17,441                   $13,772
    1/31/95             $15,013                      $15,646                        $17,914                   $14,044
    2/28/95             $15,485                      $16,117                        $18,609                   $14,378
    3/31/95             $15,771                      $16,393                        $19,122                   $14,466
    4/30/95             $15,970                      $16,693                        $19,752                   $14,668
    5/31/95             $16,578                      $17,231                        $20,630                   $15,236
    6/30/95             $16,743                      $17,553                        $20,787                   $15,348
    7/31/95             $16,954                      $17,957                        $21,504                   $15,313
    8/31/95             $16,943                      $18,111                        $21,687                   $15,498
    9/30/95             $17,321                      $18,515                        $22,442                   $15,649
    10/31/95            $17,344                      $18,471                        $22,092                   $15,852
    11/30/95            $17,948                      $19,036                        $23,249                   $16,090
    12/31/95            $18,187                      $19,295                        $23,893                   $16,316
    1/31/96             $18,500                      $19,642                        $24,608                   $16,424
    2/29/96             $18,326                      $19,713                        $24,839                   $16,139
    3/31/96             $18,372                      $19,790                        $25,420                   $16,026
    4/30/96             $18,361                      $19,996                        $25,680                   $15,936
    5/31/96             $18,535                      $20,242                        $26,068                   $15,904
    6/30/96             $18,759                      $20,262                        $25,942                   $16,118
    7/31/96             $18,231                      $19,709                        $24,848                   $16,162
    8/31/96             $18,430                      $20,068                        $25,533                   $16,135
    9/30/96             $19,124                      $20,811                        $26,626                   $16,416
    10/31/96            $19,289                      $21,198                        $27,529                   $16,779
    11/30/96            $19,974                      $22,146                        $29,635                   $17,067
    12/31/96            $19,567                      $21,913                        $29,149                   $16,908
    1/31/97             $20,206                      $22,513                        $30,493                   $16,960
    2/28/97             $20,144                      $22,540                        $30,715                   $17,002
    3/31/97             $19,427                      $21,913                        $29,665                   $16,813
    4/30/97             $20,485                      $22,511                        $30,777                   $17,065
    5/31/97             $21,115                      $23,465                        $32,707                   $17,227
    6/30/97             $21,824                      $24,148                        $33,956                   $17,431
    7/31/97             $22,959                      $25,500                        $36,673                   $17,901
    8/31/97             $21,864                      $24,834                        $35,015                   $17,748
    9/30/97             $22,632                      $25,765                        $37,067                   $18,010
    10/31/97            $22,540                      $25,322                        $35,703                   $18,272
    11/30/97            $23,341                      $25,697                        $37,063                   $18,356
    12/31/97            $23,647                      $26,034                        $37,886                   $18,540
    1/31/98             $23,947                      $26,195                        $37,420                   $18,778
    2/28/98             $24,786                      $27,274                        $40,227                   $18,764
    3/31/98             $25,807                      $28,040                        $42,266                   $18,829
    4/30/98             $25,883                      $28,219                        $42,765                   $18,927
    5/31/98             $25,416                      $27,934                        $42,162                   $19,107
    6/30/98             $25,503                      $28,350                        $42,482                   $19,269
    7/31/98             $24,741                      $27,933                        $41,560                   $19,310
    8/31/98             $22,550                      $25,486                        $34,877                   $19,624
    9/30/98             $23,308                      $26,521                        $36,998                   $20,083
    10/31/98            $24,450                      $27,571                        $39,876                   $19,977
    11/30/98            $24,919                      $28,553                        $41,954                   $20,091
    12/31/98            $25,498                      $29,515                        $43,427                   $20,151
    1/31/99             $26,053                      $29,975                        $44,304                   $20,294
    2/28/99             $25,463                      $29,157                        $43,350                   $19,939
    3/31/99             $25,937                      $29,816                        $44,664                   $20,048
    4/30/99             $27,288                      $30,758                        $48,515                   $20,159
    5/31/99             $27,252                      $30,346                        $47,658                   $19,981
    6/30/99             $27,617                      $31,141                        $49,488                   $19,917
    7/31/99             $26,944                      $30,571                        $47,966                   $19,832
    8/31/99             $26,363                      $30,174                        $46,743                   $19,822
    9/30/99             $25,859                      $29,776                        $44,916                   $20,052
    10/31/99            $26,465                      $30,616                        $47,451                   $20,126


The graph includes the initial sales charge on the Fund (no comparable charge exists for other indices) and assumes all dividends and distributions are reinvested at Net Asset Value.

Note: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
-----------------------------------------------------------------------------
ASSETS:
Investment in, at value:
   Large Cap Value Portfolio                                    $ 120,250,562
   U.S Fixed Income Portfolio                                      97,571,531
-----------------------------------------------------------------------------
Total Investments (Note 1A)                                       217,822,093
Receivable for shares of beneficial interest sold                       8,039
Other receivables                                                      53,639
-----------------------------------------------------------------------------
   Total assets                                                   217,883,771
-----------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                 285,283
Accrued expenses and other liabilities                                 85,902
-----------------------------------------------------------------------------
   Total liabilities                                                  371,185
-----------------------------------------------------------------------------
NET ASSETS                                                      $ 217,512,586
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                 $ 200,903,171
Unrealized depreciation                                              (563,665)
Accumulated net realized gain                                      16,450,539
Undistributed net investment income                                   722,541
-----------------------------------------------------------------------------
   Total                                                        $ 217,512,586
-----------------------------------------------------------------------------
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($215,476,817/14,939,507
  shares outstanding)                                                  $14.42
Offering Price per share ($14.42/0.95)                                 $15.18*
-----------------------------------------------------------------------------
CLASS B SHARES:
Net Asset Value per share and offering price
  ($2,035,769/141,221 shares outstanding)                              $14.42**
-----------------------------------------------------------------------------

   * Based upon single purchases of less than $25,000.
  ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF OPERATIONS

                                                                TEN MONTHS
                                                                   ENDED                       YEAR ENDED
                                                              OCTOBER 31,1999                 DECEMBER 31,
                                                                 (Note 1G)                        1998
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 7):
Interest Income                                                 $ 5,298,759                      $ 5,923,820
Dividend Income (net of foreign
  withholding tax of $9,934)                                      2,039,471                        2,476,289
Allocated Expenses                                               (1,088,112)                      (1,272,207)
------------------------------------------------------------------------------------------------------------
                                                                  6,250,118                        7,127,902
------------------------------------------------------------------------------------------------------------
EXPENSES (Note 6):
Administrative Fees (Note 2)                                        344,536                          577,968
Management fees (Note 2A)                                           120,780                               --
Service fees Class A (Note 3)                                       479,918                          346,780
Service fees Class B (Note 3)                                        12,832                               --
Legal fees                                                           57,150                               --
Shareholder reports                                                  54,129                               --
Audit fees                                                           26,850                               --
Custody and fund accounting fees                                     22,705                               --
Trustee fees                                                         13,142                               --
Transfer agent fees                                                  13,000                               --
Other                                                                15,497                               --
Shareholder Servicing Agents' fees                                       --                          577,968
Expense fees                                                             --                           46,721
------------------------------------------------------------------------------------------------------------
   Total expenses                                                 1,160,539                        1,549,437
Less aggregate amount waived by Administrator,
  Manager and Distributor (Note 2)                                 (267,844)                        (462,905)
------------------------------------------------------------------------------------------------------------
   Net expenses                                                     892,695                        1,086,532
------------------------------------------------------------------------------------------------------------
Net investment income                                             5,357,423                        6,041,370
------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 7):
Net realized gain                                                17,693,990                       26,888,409
Unrealized depreciation on investments                          (13,913,368)                     (15,478,163)
------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain                               3,780,622                       11,410,246
------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                                    $ 9,138,045                     $ 17,451,616
------------------------------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                 TEN MONTHS
                                                                    ENDED               YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31, 1999         -------------------------
                                                                  (Note 1G)           1998                 1997
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                          $  5,357,423        $   6,041,370     $   5,566,995
Net realized gain                                                17,693,990            26,888,409       31,219,711
Unrealized appreciation (depreciation)
  on investments                                                (13,913,368)          (15,478,163)       6,454,406
------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                                 9,138,045            17,451,616       43,241,112
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income (Class A)                                  (5,213,004)           (5,439,336)      (5,565,112)
Net Investment Income (Class B)                                     (30,009)                 --               --
Net realized gain     (Class A)                                    (348,563)          (34,018,101)     (32,774,535)
Net realized gain     (Class B)                                      (3,267)                 --               --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                                                (5,594,843)          (39,457,437)     (38,339,647)
------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                                  6,618,624            23,637,486        1,958,850
Net asset value of shares issued to shareholders
  from reinvestment of distributions                              5,561,567            39,433,879       38,314,267
Cost of shares repurchased                                      (36,653,939)          (31,497,141)     (48,766,609)
------------------------------------------------------------------------------------------------------------------
  Total Class A                                                 (24,473,748)           31,574,224       (8,493,492)
------------------------------------------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                                  2,678,077                  --               --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                                 33,276                  --               --
Cost of shares repurchased                                         (627,087)                 --               --
------------------------------------------------------------------------------------------------------------------
  Total Class B                                                   2,084,266                  --               --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest                 (22,389,482)           31,574,224       (8,493,492)
------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (18,846,280)            9,568,403       (3,592,027)
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                             236,358,866           226,790,463      230,382,490
------------------------------------------------------------------------------------------------------------------

End of period (including undistributed net
  investment income of $722,541,
  $608,131 and $6,097, respectively)                           $217,512,586          $236,358,866     $226,790,463
------------------------------------------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to October 31, 1999.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                  ---------------------------------------------------------------------------
                                  TEN MONTHS
                                     ENDED
                                  OCTOBER 31,
                                     1999                         YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------
                                   (NOTE 1G)       1998           1997       1996          1995        1994+
=============================================================================================================
Net Asset Value,
  beginning of period               $14.24        $15.77         $15.61      $15.71       $13.52      $14.24
-------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                0.340++       0.420          0.421       0.497        0.486       0.399
Net realized and
  unrealized gain (loss)             0.201         0.795          2.726       0.680        2.540      (0.695)
-------------------------------------------------------------------------------------------------------------
    Total from operations            0.541         1.215          3.147       1.177        3.026      (0.296)
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income               (0.338)       (0.380)        (0.421)     (0.497)      (0.495)     (0.394)
Net realized gain                   (0.023)       (2.365)        (2.566)     (0.780)      (0.341)     (0.030)
-------------------------------------------------------------------------------------------------------------
    Total distributions             (0.361)       (2.745)        (2.987)     (1.277)      (0.836)     (0.424)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period      $14.42        $14.24         $15.77      $15.61       $15.71      $13.52
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                 $215,477      $236,359       $226,790    $230,382     $246,002    $227,309
Ratio of expenses to
  average net assets (A)             1.02%*        1.02%          1.02%       1.02%        1.02%       1.02%
Ratio of net investment income to
  average net assets                 2.78%*        2.61%          2.44%       3.04%        3.21%       2.82%
Portfolio turnover (B)                  --            --             --          --           --         29%
Total return                         3.79%**       7.83%         20.85%       7.59%       22.66%     (2.06)%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income               $0.323++      $0.390         $0.387      $0.464       $0.463      $0.378
RATIOS:
Expenses to average net assets (A)   1.16%*        1.22%          1.22%       1.22%        1.17%       1.17%
Net investment income to
  average net assets                 2.64%*        2.41%          2.24%       2.84%        3.06%       2.67%
=============================================================================================================

*   Annualized
**  Not Annualized
(A) Includes allocated expenses for the periods indicated from the respective Portfolios.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 + On May 1, 1994 the Fund began investing all of its investable assets in Balanced Portfolio.
++ The per share amounts were computed using monthly average shares during the period.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                   CLASS B
                                                             ------------------
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              OCTOBER 31, 1999
================================================================================
Net Asset Value,
  beginning of period                                                   $14.28
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                    0.249+
Net realized and
  unrealized gain                                                        0.180
--------------------------------------------------------------------------------
    Total from operations                                                0.429
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                   (0.266)
Net realized gain                                                       (0.023)
--------------------------------------------------------------------------------
     Total Distributions                                                (0.289)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                          $14.42
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                              $2,036
Ratio of expenses to average net assets (A)                              1.77%*
Ratio of net investment income to average net assets                     2.03%*
Total return                                                             2.99%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income                                                  $0.232+
RATIOS:
Expenses to average net assets (A)                                      1.91%*
Net investment income to average net assets                             1.89%*
================================================================================
  * Annualized
 ** Not Annualized
(A) Includes  the  allocated   expenses  for  the  periods  indicated  from  the
    respective  portfolios.
 + The per share amounts were computed using monthly average shares during the period.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Balanced Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invested all of its investable assets in Balanced Portfolio until July 31, 1999. On August 1, 1999, the Fund began investing all of its investable assets between Large Cap Value Portfolio and U.S. Fixed Income Portfolio (the "Portfolios"). The Portfolios are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies and have multiple investors. These Portfolios are organized as trusts under the laws of the state of New York and are treated as partnerships for U.S. tax purposes. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolios. Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios and has hired a Subadviser for one of the Portfolios. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

    The financial statements of the Portfolios, including the Portfolio of Investments (which are not part of the Fund's financial statements), may be obtained without charge, and further inquiries about the Portfolios may be made by calling 1-800-625-4554.

    The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund was liquidated. Class A shares have lower expenses than Class B shares. For the period ended October 31, 1999, CFBDS, acting as the distributor, received net commissions paid by investors $33,822 from sales of Class A and $7 in deferred sales charges from redemptions of Class B shares.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The significant accounting policies consistently followed by the Fund are as follows:

    A. Investment Valuation The Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio's securities. The values of the Fund's beneficial interest in the Portfolios are determined by multiplying the net asset value of a Portfolio by a Fund's percentage of the aggregate beneficial

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

interest in the Portfolio for that day. This proportionate percentage of interest in a Portfolio, including the effects of the prior day's contributions and withdrawals, is then applied to determine the value of the Fund's interest in a Portfolio as of the close of regular trading on the New York Stock Exchange on each business day.

    The portfolios' investments are valued primarily on the basis of market quotations, or if market quotations are not available, by a method believed to accurately reflect fair value. An equity security that is primarily traded on a U.S. or foreign exchange (including securities traded through the NASDAQ national market system) is valued at the last sale price on that exchange or, if there were no sales during the day (or for unlisted securities not reported on the NASDAQ system), at the quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Bonds, foreign bonds and other fixed income securities (other than short term securities maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services authorized by the Board of Trustees, which utilize market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

    B. Investment Income The Fund earns income, net of Portfolios expenses, daily based on its investment in the Portfolios.

    C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

    D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolios' expenses are charged against and reduce the amount of the Fund's investment in each Portfolios.

    E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

    F. Other All realized and unrealized gain and loss of the Portfolios is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolios at the time of such determination.

    G. Change in Fiscal Year End During fiscal year 1999, the Fund changed its fiscal year end from December 31 to October 31.

    2. ADMINISTRATIVE FEES/MANAGEMENT FEES Under the terms of an Administrative Services Agreements which was terminated on July 31, 1999 (See note 6), the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $344,536 of which $147,064 was voluntarily waived for the period January 1, 1999 to July 31, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank.

    A. Management Fees Effective August 1, 1999, Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank from time to time as agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

    For the services of Citibank under the Management Agreement which covers the Fund and respective Portfolios and the services of SSBCiti Fund Management LLC, the Subadviser to the Portfolio. The Fund and respective Portfolios pay an aggregate fee, which is accrued daily and paid monthly, of 0.70% of the average daily net assets on an annualized basis for the current fiscal year. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

    The management fees paid to Citibank amounted to $120,780, all of which was voluntarily waived for the period August 1, 1999 to October 31, 1999.

    The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $479,918 for the ten months ended October 31, 1999. Under the Class B Ser-

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


vice Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $12,832 for the period January 4, 1999 to October 31, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolios for the ten months ended October 31, 1999 were as follows:

                                       CONTRIBUTIONS               WITHDRAWALS
================================================================================

Large Cap Value Portfolio                 $ 324,231                  $ 2,407,807
U.S. Fixed Income Portfolio                 988,446                    6,691,898
Balanced Portfolio                        1,923,747                   22,006,100
================================================================================


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                             TEN MONTHS
                                                ENDED
                                             OCTOBER 31,     YEAR ENDED      YEAR ENDED
                                                1999        DECEMBER 31,     DECEMBER 31,
                                              (Note 1G)         1998             1997
===========================================================================================
CLASS A
Shares sold                                     451,225       1,473,554           118,898
Shares issued to shareholders from
  reinvestment of distribution                  381,264       2,695,888         2,424,021
Shares repurchased                           (2,488,481)     (1,950,608)       (2,924,022)
--------------------------------------------------------------------------------------------
Class A net increase (decrease)              (1,655,992)      2,218,834          (381,103)
===========================================================================================
CLASS B*
Shares sold                                     181,981              --                --
Shares issued to shareholders from
  reinvestment of distribution                    2,011              --                --
Shares repurchased                              (42,771)             --                --
--------------------------------------------------------------------------------------------
Class B net increase                            141,221              --                --
===========================================================================================

*January 4, 1999 (Commencement of Operations) to October 31, 1999.

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


6. SHAREHOLDER APPROVAL/TRUSTEE APPROVAL At a Special Meeting on July 30, 1999, the shareholders of the Fund approved certain proposals to allow the assets of the Fund to be invested in one or more investment companies. Additionally, the shareholders approved a Management Agreement with Citibank, to provide administrative services. This new agreement simplifies and terminates the Fund's existing Administration Service Agreement.

    The Board of Trustees voted to terminate the Trust's Administrative Services Plan and Expense Fee Agreement with respect to the Fund. At the same time, the Trustees approved an Amended and Restated Distribution Plan for Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 which, effective January 1999, permits the Fund to compensate the Distributor at an annual rate not to exceed 0.25% of the Fund's average daily net assets. As a result of the termination of the Administrative Services Plan, the Fund's Shareholder Servicing Agent agreements were terminated, effective January 1, 1999, and replaced with revised shareholder servicing agent arrangements. The Fund's existing Administration Agreement with CFBDS remains in place.

7. Pertinent details as to various amounts allocated from each Portfolio to CitiFunds Balanced Portfolio for the ten months ended October 31, 1999 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                          PORTFOLIO
                                      INTEREST                   DIVIDENDS                EXPENSES
====================================================================================================
Large Cap Value Portfolio          $      30,077              $   598,620                $  (224,746)
U.S. Fixed Income Portfolio            1,672,707                   23,636                    (99,971)
Balanced Portfolio*                    3,595,975                1,417,215                   (763,395)
----------------------------------------------------------------------------------------------------
   Total                           $   5,298,759              $ 2,039,471                $(1,088,112)
====================================================================================================

                                                                                     PERCENTAGE
                                      REALIZED               UNREALIZED             OF OWNERSHIP
                                     GAIN (LOSS)             GAIN (LOSS)          OF THE PORTFOLIO
====================================================================================================
Large Cap Value Portfolio           $ (1,575,862)             $ (3,896,422)                     43.6%
U.S. Fixed Income Portfolio           (1,370,952)                1,035,042                      33.5%
Balanced Portfolio*                   20,640,804               (11,051,988)                        0%*
----------------------------------------------------------------------------------------------------
   Total                             $17,693,990              $(13,913,368)
====================================================================================================

*Portfolio closed as of 7/31/99.

CITIFUNDS BALANCED PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF CITIFUNDS TRUST I (THE "TRUST"):
CITIFUNDS BALANCED PORTFOLIO

    In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Balanced Portfolio (the "Fund"), a series of CitiFunds Trust I, at October 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1999

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







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






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


TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company

225 FRANKLIN STREET, BOSTON, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Value Portfolio
o CitiFunds Small Cap Growth Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio


  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves
o CitiFunds New York Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Balanced Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Balanced Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Balanced Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the propectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor .For more information contact your Service Agent or call 1-800-625-4554.

(C)1999 Citicorp          (R) Printed on recycled paper         CFA/BAL/1099